File No.  33-44254
                                                                   811-6490

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

         Pre-Effective Amendment No.                                [ ]

         Post-Effective Amendment No. 20                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

         Amendment No. 20                                           [X]

                        (Check appropriate box or boxes.)

                    DREYFUS PREMIER INTERNATIONAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York               10166
           (Address of Principal Executive Offices)          (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         ----
                  on     (DATE)      pursuant to paragraph (b)
         ----
           X      60 days after filing pursuant to paragraph (a)(1)
         ----
                  on     (DATE)      pursuant to paragraph (a)(1)
         ----
                  75 days after filing pursuant to paragraph (a)(2)
         ----
                  on     (DATE)      pursuant to paragraph (a)(2) of Rule 485
         ----

If appropriate, check the following box:

                  this post-effective amendment designates a new effective date
         -----    for a previously filed post-effective amendment.

                    DREYFUS PREMIER INTERNATIONAL FUNDS, INC.


                  Cross-Reference Sheet Pursuant to Rule 495(a)


Items in Part A of
Form N-1A                             Caption                          Page


            1                Front and Back Cover Pages               Covers

            2                Risk/Return Summary: Investments,          3
                             Risks, and  Performance

            3                Risk/Return Summary: Fee Table             5

            4                Investment Objectives, Principal           2
                             Investment Strategies, and
                             Related Risks

            5                Management's Discussion of Fund            4
                             Performance

            6                Management, Organization, and              6
                             Capital Structure

            7                Shareholder Information                    8

            8                Distribution Arrangements                 11

            9                Financial Highlights Information           7


Items in
Part B of
Form N-1A

            10               Cover Page, Table of Contents           Cover

            11               Fund History                             B-2

            12               Description of the Fund and its          B-2
                             Investments and Risks

            13               Management of the Fund                   B-8

            14               Control Persons and Principal            B-13
                             Holders of Securities

            15               Investment Advisory and Other            B-13
                             Services

            16               Brokerage Allocation and Other           B-14
                             Practices


        Items in                     CAPTION                         PAGE
        Part B of
        Form N-1A

            17               Capital Stock and Other Securities      B-27

            18               Purchase, Redemption, and Pricing       B-15
                             of Securities Being Offered

            19               Tax Status                               *

            20               Underwriters                            B-26

            21               Calculations of Performance Data        B-27

            22               Financial Statements                    B-28


       Items in
       Part C of
       Form N-1A

            23               Exhibits                                 C-1

            24               Persons Controlled by or Under           C-2
                             Common Control with the Fund

            25               Indemnification                          C-2

            26               Business and Other Connections of        C-2
                             Investment Adviser

            27               Principal Underwriters                   C-8

            28               Location of Accounts and Records        C-11

            29               Management Services                     C-11

            30               Undertakings                            C-11


-------------

* Omitted since answer is negative or inapplicable.

Dreyfus Premier Global Allocation Fund

Investing in stocks, bonds and money market instruments for total return

PROSPECTUS March 1, 1999

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier Global Allocation Fund
                                         ----------------------------------

                                         Ticker Symbols:  NOT YET AVAILABLE

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          1

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          6

Distributions and Taxes                                                   8

Services for Fund Investors                                               9

Instructions for Regular Accounts                                        10

Instructions for IRAs                                                    11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks long-term total return. To pursue this goal, the portfolio manager actively allocates the fund's assets among stocks, bonds and money market instruments of both U.S. and foreign issuers. The fund also uses futures contracts to gain international stock exposure because they tend to minimize transaction costs and allow the fund to mitigate unfavorable tax treatment in foreign countries. The fund may use currency forwards to hedge or to gain foreign currency exposure. For diversification, the portfolio manager generally maintains investments in at least three countries at all times, but typically in at least a dozen countries.

In structuring the fund, the portfolio manager regularly measures expected returns and expected risk in global stock, bond and cash markets. The portfolio manager analyzes the attractiveness of stocks versus bonds and cash within each market from a local investor's perspective. Next, the manager looks at the attractiveness of all asset classes and currencies relative to one another in terms of risk and return. The fund seeks to exceed the returns of a hypothetical benchmark comprised of 60% Morgan Stanley Capital International World Equity Index, 30% Salomon Smith Barney World Government Bond Index and 10% cash.

Concepts to understand

ASSET ALLOCATION: a strategy of dividing assets among several categories of investments -- stocks, bonds and money market securities -- to take advantage of changing market conditions.

INSIDE COVER

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the fund's share price as well. As a result, the value of your investment in the fund will go up and down, meaning you could lose money.

Although the portfolio manager strives to allocate the fund's assets to optimize its performance in changing market conditions, there is the risk that overweighting or underweighting one asset class relative to another could increase the fund's risk or reduce its returns.

Foreign securities include special risks, such as exposure to currency fluctuations, changing political climate and potentially less liquidity.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do so only in seeking to avoid losses, it could reduce the benefit from any upswing in the market.

Other potential risks

The fund may invest some of its assets in derivative securities, such as options and futures, and in foreign currencies. These practices are used primarily to hedge the fund's portfolio, but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

At times, the fund may engage in short-term trading. This could increase the fund's transaction costs and taxable distributions, lowering its after-tax performance accordingly.

In addition, the fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included. For performance as of the end of the fiscal year, please refer to the Statement of Additional Information (SAI).

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

                                                                             CLASS A         CLASS B        CLASS C        CLASS R
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)
Maximum sales charge on purchases
AS A % OF OFFERING PRICE                                                        X.XX           X.XX           X.XX           X.XX
Maximum deferred sales charge (CDSC)
AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                             X.XX           X.XX           X.XX           X.XX
Maximum account fee
CHARGED ONLY TO REGULAR ACCOUNTS WITH BALANCES BELOW $2,000
(SEE "YOUR INVESTMENT--ACCOUNT POLICIES")                                        $12            $12            $12            $12
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)
% OF AVERAGE DAILY NET ASSETS
Management fees                                                                 X.XX           X.XX           X.XX           X.XX
12b-1 fees                                                                      X.XX           X.XX           X.XX           X.XX
Shareholder services fee                                                        X.XX           X.XX           X.XX           X.XX
Other expenses                                                                  X.XX           X.XX           X.XX           X.XX
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           X.XX           X.XX           X.XX           X.XX

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1
MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------
CLASS A                                        $0,000              $0,000               $0,000               $0,000
CLASS B WITH REDEMPTION                        $0,000              $0,000               $0,000               $0,000
WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000

CLASS C WITH REDEMPTION                        $0,000              $0,000               $0,000               $0,000
WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000

CLASS R                                        $0,000              $0,000               $0,000               $0,000

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of its operation.

12B-1 FEE: the fee paid to the fund's distributor for distributing Class B and Class C shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.


Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

The fund's primary portfolio manager is Lex C. Huberts. He has managed the fund since its inception and has been employed by Dreyfus as a portfolio manager since June 1998. Since August 1992, Mr. Huberts has also been a Senior Vice President and Director of Asset Allocation Strategies for Mellon Capital Management Corporation, an affiliate of The Dreyfus Corporation.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal period indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been
independently audited by [                    ], whose report, along with the
fund's financial statements, is included in the annual report.

                                                                 YEAR ENDED
                                                                 OCTOBER 31,
CLASS A                                                             1998
--------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

Net realized and unrealized gain (loss) on investments

Total from investment operations

Net asset value, end of period

Total return (%)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of dividends on securities sold short to average net assets (%)

Ratio of net investment income to average net assets (%)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)

                                                                 YEAR ENDED
                                                                  OCTOBER 31,
CLASS B                                                             1998
--------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

Net realized and unrealized gain (loss) on investments

Total from investment operations

Net asset value, end of period

Total return (%)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of dividends on securities sold short to average net assets (%)

Ratio of net investment income to average net assets (%)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

                                                                 YEAR ENDED
                                                                 OCTOBER 31,
CLASS C                                                            1998
--------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

Net realized and unrealized gain (loss) on investments

Total from investment operations

Net asset value, end of period

Total return (%)
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of dividends on securities sold short to average net assets (%)

Ratio of net investment income to average net assets (%)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)

                                                                 YEAR ENDED
                                                                 OCTOBER 31,
CLASS R                                                             1998
--------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

Net realized and unrealized gain (loss) on investments

Total from investment operations

Net asset value, end of period

 Total return (%)
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of dividends on securities sold short to average net assets (%)

Ratio of net investment income to average net assets (%)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)

Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here. Consult your financial representative for more information.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

o Class A shares can be the most cost-effective choice, if you are investing for the long term, especially if you are investing $50,000 or more.

o Class B shares can make sense if you have a long time horizon and are investing less than $50,000.

o Class C shares may be appropriate if you have a shorter or less certain time horizon and are investing less than $50,000.

o Class R shares are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Contact your financial representative or the SAI to see if this may apply to you.
--------------------------------------------------------------------------------

Sales charges

CLASS A -- CHARGED WHEN YOU BUY SHARES

                                    Sales charge           Sales charge as
                                    deducted as a %        a % of your
Your investment                     of offering price      net investment
--------------------------------------------------------------------------------

Up to $49,999                         5.75%                    6.10%

$50,000 -- $99,999                    4.50%                    4.70%

$100,000 -- $249,999                  3.50%                    3.60%

$250,000 -- $499,999                  2.50%                    2.60%

$500,000 -- $999,999                  2.00%                    2.00%

$1 million or more*                   0.00%                    0.00%

* A 1.00% contingent deferred sales charge may be charged on any shares sold within one year of purchase (except shares bought through reinvestment).
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    Contingent deferred sales charge
Time since you bought               as a % of your initial investment or
the shares you are selling          your redemption (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                                4.00%

2 -- 4 years                                 3.00%

4 -- 5 years                                 2.00%

5 -- 6 years                                 1.00%

More than 6 years                            Shares will automatically
                                             convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Reduced Class A sales charge

LETTER OF INTENT: lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the NAV next calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS RECEIVED BY DEALERS by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:
15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                    TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but may be subject to higher annual operating fees and a sales charge upon redemption.

Selling shares

YOU MAY SELL SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. Certain investors may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

o requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o  change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
--------------------------------------------------------------------------------
Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------
INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Fee for small accounts

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Taxes on transactions

Except between tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------
For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------
For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A or B shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund
   P.O. Box 6587,
   Providence, RI 02940-6587
   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

   Mail the slip and the check to:
   Name of Fund P.O.
   Box 6587, Providence, RI  02940-6587
   Attn: Institutional Processing


           By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900337540

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900337540

   * the fund name

   * the share class

   * your account number

   * name(s) of investor(s)

   * dealer number if applicable

ELECTRONIC CHECK  Same as wire, but before your account number insert "1111"

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

   * your name(s) and signature(s)

   * your account number

   * the fund name

   * the dollar amount you want to sell

   * how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see page 9).

Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
   The Dreyfus Trust Company, Custodian
   P.O. Box 6427,
   Providence, RI 02940-6427
   Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * DDA# 8900337540

   * the fund name

   * the share class

   * your account number

   * name of investor

   * the contribution year

ELECTRONIC CHECK  Same as wire, but before your account number insert "1111"

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

   * your name and signature

   * your account number and fund name

   * the dollar amount you want to sell

   * how and where to send the proceeds

   * whether the distribution is qualified or premature

   * whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 9).

Mail in your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN

For More Information

Dreyfus Premier Global Allocation Fund

A Series of Dreyfus Premier International Funds, Inc.
--------------------------------------

SEC file number:  811-6490

More information on this fund is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation 545P0399

[Application p 1 here]

[Application p 2 here]

Dreyfus Premier Greater China Fund

Investing in the Greater China region for long-term capital appreciation

PROSPECTUS March 1, 1999

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier Greater China Fund
                                         ----------------------------------
                                         Ticker Symbols:  NOT YET AVAILABLE

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          1

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Your Investment
--------------------------------------------------------------------------------
Account Policies                                                          6

Distributions and Taxes                                                   8

Services for Fund Investors                                               9

Instructions for Regular Accounts                                        10

Instructions for IRAs                                                    11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in stocks of companies traded in "Greater China," a region that encompasses China, Hong Kong and Taiwan. The fund also may invest in securities of companies that are not traded in those markets but do much or all of their business in Greater China.

To determine where the fund will invest, the portfolio managers analyze several factors, including:

o  economic and political trends in the countries of Greater China.

o the current financial condition and future prospects of individual companies and sectors in the region.

o  the valuation of one market or company relative to that of another.

The portfolio managers seek companies that they believe are growing rapidly and whose share price appears to be reasonably valued based on that growth potential. They focus on countries in which the economic and business environments appear to support the long-term growth of individual companies and the economy as a whole.

Many of the securities in which the fund invests are denominated in foreign currencies. To protect the fund against potential depreciation of the region's currencies versus the U.S. dollar, the portfolio managers may engage in currency hedging.

Concepts to understand

CURRENCY HEDGING: the value of foreign currencies can fluctuate significantly relative to the U.S. dollar and potentially result in losses for investors. To help offset such declines, the portfolio manager may employ certain techniques designed to reduce the fund's foreign currency exposure. Generally, this involves buying options, futures, or forward contracts for the foreign currency

MAIN RISKS

The stock and bond markets of the Greater China region, like those of other developing economies, have experienced significant volatility. The value of your investment in the fund will go up and down, sometimes dramatically, meaning you could lose money.

The fund's performance will be influenced by political, social and economic factors affecting companies in the Greater China region. These risks include expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), a lack of adequate company information, differing auditing and legal standards, political instability and less diverse and mature economic structures. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economies and securities markets of Greater China. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China.

In addition to being geographically concentrated, the fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Typically, the fund will invest in 50 or fewer individual companies. Accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

Under adverse market conditions, the fund may invest some or all of its assets in money market securities. Although the fund would only do this in seeking to avoid losses, it could reduce the benefit of any upswing in the market.

Other potential risks

The fund may invest some of its assets in derivative securities, such as options and futures, and in foreign currencies. These practices are used primarily to hedge the fund's portfolio, but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

At times, the fund may engage in short-term trading. This could increase the fund's transaction costs and taxable distributions, lowering its after-tax performance accordingly.

In addition, the fund can buy securities with borrowed money (a form of leverage), which could magnify the fund's gains or losses.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included. For performance as of the end of the fiscal year, please refer to the Statement of Additional Information (SAI).

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

                                                                             CLASS A         CLASS B        CLASS C        CLASS R
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)
Maximum sales charge on purchases
AS A % OF OFFERING PRICE                                                        X.XX           X.XX           X.XX           X.XX
Maximum deferred sales charge (CDSC)
AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                             X.XX           X.XX           X.XX           X.XX
Fee for small accounts
CHARGED ONLY TO REGULAR ACCOUNTS WITH BALANCES BELOW $2,000
(SEE "YOUR INVESTMENT--ACCOUNT POLICIES")                                        $12            $12            $12            $12
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)
% OF AVERAGE DAILY NET ASSETS
Management fees                                                                 X.XX           X.XX           X.XX           X.XX
12b-1 fee                                                                       X.XX           X.XX           X.XX           X.XX
Shareholder services fee                                                        X.XX           X.XX           X.XX           X.XX
Other expenses                                                                  X.XX           X.XX           X.XX           X.XX
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           X.XX           X.XX           X.XX           X.XX

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1
MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------
CLASS A                                        $0,000              $0,000               $0,000               $0,000

CLASS B
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000

WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000

CLASS C
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000
WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000

CLASS R                                        $0,000              $0,000               $0,000               $0,000

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of its operation.

12B-1 FEE: the fee paid to the fund's distributor for distributing Class B and Class C shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged Hamon U.S. Investment Advisors Limited, located at 2903-5 Alexandra House, 16-20 Chater Road, Hong Kong, to serve as the fund's sub-investment adviser. Hamon is a registered investment adviser incorporated in Hong Kong. It is a wholly owned subsidiary of The Hamon Investment Group plc Limited. Hamon, subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments. Hamon provides investment management services and offers discretionary and advisory services for institutions, corporations and pension funds, as well as various mutual funds. As of December 31, 1998, Hamon had approximately $xxx million under management.

Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

The fund's primary portfolio manager is Mandy Tong. She has managed the fund since its inception. Ms. Tong has had over 10 years' experience as an analyst and fund manager covering the Asian equity markets. Prior to joining Hamon in 1995, Ms. Tong worked for a Swiss private bank and Merrill Lynch.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal period indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been
independently audited by [                    ], whose report, along with the
fund's financial statements, is included in the annual report.

                                                                 YEAR ENDED
                                                                 OCTOBER 31,
CLASS A                                                             1998
--------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

Net realized and unrealized gain (loss) on investments

Total from investment operations

Net asset value, end of period

Total return (%)
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of dividends on securities sold short to average net assets (%)

Ratio of net investment income to average net assets (%)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)

                                                                 YEAR ENDED
                                                                 OCTOBER 31,
CLASS B                                                             1998
--------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

Net realized and unrealized gain (loss) on investments

Total from investment operations

Net asset value, end of period

Total return (%)
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of dividends on securities sold short to average net assets (%)

Ratio of net investment income to average net assets (%)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)

                                                                 YEAR ENDED
                                                                 OCTOBER 31
CLASS C                                                             1998
--------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

Net realized and unrealized gain (loss) on investments

Total from investment operations

Net asset value, end of period

Total return (%)
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of dividends on securities sold short to average net assets (%)

Ratio of net investment income to average net assets (%)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)

                                                                 YEAR ENDED
                                                                  OCTOBER 31,
CLASS R                                                             1998
--------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

Net realized and unrealized gain (loss) on investments

Total from investment operations

Net asset value, end of period

Total return (%)
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of dividends on securities sold short to average net assets (%)

Ratio of net investment income to average net assets (%)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)

Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here. Consult your financial representative for more information.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

o Class A shares can be the most cost-effective choice, if you are investing for the long term, especially if you are investing $50,000 or more.

o Class B shares can make sense if you have a long time horizon and are investing less than $50,000.

o Class C shares may be appropriate if you have a shorter or less certain time horizon and are investing less than $50,000.

o Class R shares are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Contact your financial representative or the SAI to see if this may apply to you.
--------------------------------------------------------------------------------
Sales charges

CLASS A -- CHARGED WHEN YOU BUY SHARES

                                    Sales charge           Sales charge as
                                    deducted as a %        a % of your
Your investment                     of offering price      net investment
--------------------------------------------------------------------------------

Up to $49,999                            5.75%                  6.10%

$50,000 -- $99,999                       4.50%                  4.70%

$100,000 -- $249,999                     3.50%                  3.60%

$250,000 -- $499,999                     2.50%                  2.60%

$500,000 -- $999,999                     2.00%                  2.00%

$1 million or more*                      0.00%                  0.00%

* A 1.00% contingent deferred sales charge may be charged on any shares sold within one year of purchase (except shares bought through reinvestment).
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    Contingent deferred sales charge
Time since you bought               as a % of your initial investment or
the shares you are selling          your redemption (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                                  4.00%

2 -- 4 years                                   3.00%

4 -- 5 years                                   2.00%

5 -- 6 years                                   1.00%

More than 6 years                              Shares will automatically
                                               convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Reduced Class A sales charge

LETTER OF INTENT: lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the NAV next calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS RECEIVED BY DEALERS by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:
15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------
Minimum investments
                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but may be subject to higher annual operating fees and a sales charge upon redemption.

Selling shares

YOU MAY SELL SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. Certain investors may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

o requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o  change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
--------------------------------------------------------------------------------
Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Fee for small accounts

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Taxes on transactions

Except between tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------
For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------
For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------
For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A or B shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund
   P.O. Box 6587,
   Providence, RI 02940-6587
   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

   Mail the slip and the check to:
   Name of Fund
   P.O. Box 6587,
   Providence, RI 02940-6587
   Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900337222

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900337222

   * the fund name

   * the share class

   * your account number

   * name(s) of investor(s)

   * dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "1111"

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

   * your name(s) and signature(s)

   * your account number

   * the fund name

   * the dollar amount you want to sell

   * how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 9).

   Mail your request to:
   The Dreyfus Family of Funds
   P.O. Box 6587,
   Providence, RI 02940-6587
   Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
   The Dreyfus Trust Company,
   Custodian P.O. Box 6427,
   Providence, RI 02940-6427
   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427

Attn: Institutional Processing


           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * DDA# 8900337222

   * the fund name

   * the share class

   * your account number

   * name of investor

   * the contribution year

ELECTRONIC CHECK  Same as wire, but before your account number insert "1111"

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 9).

   Mail in your request to:
   The Dreyfus Trust Company
   P.O. Box 6427, Providence, RI 02940-6427
   Attn: Institutional Processing

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN

For More Information

Dreyfus Premier Greater China Fund

A Series of Dreyfus Premier International Funds, Inc.
--------------------------------------

SEC file number:  811-6490

More information on this fund is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation
130P0399

[Application p 1 here]

[Application p 2 here]

Dreyfus Premier International Growth Fund

Investing in stocks of foreign companies for capital growth

PROSPECTUS March 1, 1999

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier International Growth Fund
                                           ---------------------------------

                                           Ticker Symbols  CLASS A: XXXXX

                                                           CLASS B: XXXXX

                                                           CLASS C: XXXXX

                                                           CLASS R: XXXXX

Contents

The Fund
--------------------------------------------------------------------------------
Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          1

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Your Investment
--------------------------------------------------------------------------------
Account Policies                                                          6

Distributions and Taxes                                                   8

Services for Fund Investors                                               9

Instructions for Regular Accounts                                        10

Instructions for IRAs                                                    11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks capital growth. To pursue this goal, it invests primarily in the stocks of foreign companies. Typically, the fund invests in 15 to 25 markets around the world, including emerging markets. The fund's stock investments may include common stocks, preferred stocks and convertible securities. The fund actively manages currency exposure through the use of foreign currency transactions, including futures.

In choosing the markets in which to invest, the portfolio manager evaluates growth, valuation, interest rates, liquidity, technical factors and currency rates. In choosing stocks, the manager is particularly alert to companies that have higher earnings growth rates than the market in which they trade, or which have made a change in management, strategy or business structure that may favorably impact future growth rates. The portfolio manager also looks for companies that are attractively valued relative to their own history and that of the local market.

The fund typically sells a stock when its growth forecast is reduced, its valuation target is reached, or the portfolio manager decides to reduce the weighting in its market.

Concepts to understand

FOREIGN COMPANY: a company organized under the laws of a foreign country or for which the principal trading market is in a foreign country; or a company organized in the U.S. with a majority of its assets or business outside the U.S

MAIN RISKS

While stocks have historically been a choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

The fund's performance will be influenced by political, social and economic factors affecting foreign companies. These risks include changes in currency exchange rates, a lack of adequate company information, political instability and differing auditing and legal standards.

The fund expects to invest primarily in the stocks of companies located in developed countries. However, the fund may invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets also may provide higher long-term rates of return.

Under adverse market conditions, the fund could invest some or all of its assets in the securities of U.S. issuers or money market securities. Although the fund would do this only in seeking to avoid losses, it could reduce the benefit from any upswing in the market.

Other potential risks

The fund may invest in derivative securities, such as options and futures, and in foreign currencies. It may also sell short, which involves selling a security it does not own in anticipation of a decline in the market price of the security. These practices are used primarily to hedge the fund's portfolio but may be used to increase returns; however such practices sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the fund's performance.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

PAST PERFORMANCE

The first table shows how the performance of the fund's Class A shares has varied from year to year. Sales loads are not reflected in that table; if they were, returns would be less than those shown. The second compares the performance of each share class over time to that of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm))) Index, a widely recognized unmanaged index of foreign stock performance. The returns reflect any applicable sales loads. Both tables assume the reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

BEST QUARTER:                    Q '                         +X.XX%

WORST QUARTER:                   Q '                         -X.XX%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                              Inception date                            1 Year                   3 Years               Life of fund
------------------------------------------------------------------------------------------------------------------------------------
CLASS A                          (1/31/92)                               X.XX%                    X.XX%                    X.XX%

CLASS B                          (1/15/93)                               X.XX%                    X.XX%                    X.XX%

CLASS C                          (9/5/95)                                X.XX%                    X.XX%                    X.XX%

CLASS R                          (9/5/95)                                X.XX%                    X.XX%                    X.XX%

MSCI EAFE((reg.tm))                                                      X.XX%                    X.XX%                    X.XX%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON XX/XX/XX IS USED AS THE
BEGINNING VALUE ON XX/XX/XX.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

                                                                              CLASS A        CLASS B        CLASS C        CLASS R
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)
Maximum sales charge on purchases
AS A % OF OFFERING PRICE                                                        X.XX           X.XX           X.XX           X.XX
Maximum deferred sales charge (CDSC)
AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                             X.XX*          X.XX           X.XX           X.XX
Maximum account fee
CHARGED ONLY TO REGULAR ACCOUNTS WITH BALANCES BELOW $2,000
(SEE "YOUR INVESTMENT--ACCOUNT POLICIES")                                        $12            $12            $12            $12
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)
% OF AVERAGE DAILY NET ASSETS
Management fees                                                                 X.XX           X.XX           X.XX           X.XX
12b-1 fee                                                                       X.XX           X.XX           X.XX           X.XX
Shareholder services fee                                                        X.XX           X.XX           X.XX           X.XX
Other expenses                                                                  X.XX           X.XX           X.XX           X.XX
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                           X.XX           X.XX           X.XX           X.XX

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1
MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

Expense example

                                               1 Year             3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------
CLASS A                                        $XXX                $XXX                 $XXX                 $XXX

CLASS B
WITH REDEMPTION                                $XXX                $XXX                 $XXX                 $XXX**

WITHOUT REDEMPTION                             $XXX                $XXX                 $XXX

CLASS C
WITH REDEMPTION                                $XXX                $XXX                 $XXX                 $XXX
WITHOUT REDEMPTION                             $XXX

CLASS R                                        $XXX                $XXX                 $XXX                 $XXX

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of its operation.

12B-1 FEE: the fee paid to the fund's distributor for distributing Class B and Class C shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

The fund's primary portfolio manager is Ronald Chapman. Mr. Chapman has been employed by Dreyfus since January 1996. For ten years prior to that, Mr. Chapman served as Vice President of the Global Strategy & Management Group for Northern Trust Company.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                                              YEAR ENDED OCTOBER 31,
 CLASS A                                                                         1998       1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                             16.45      16.59     16.10      15.78      15.58

Investment operations:  Investment income -- net                                   .26         --       .14        .24        .15

Net realized and unrealized gain (loss) on investments                            (.86)      2.24      1.44        .47        .71

 Total from investment operations                                                 (.60)      2.24      1.58        .71        .86

 Distributions:          Dividends from investment income -- net                     --      (.17)     (.25)      (.15)      (.08)

                         Dividends from net realized gain on investments         (2.52)     (2.21)     (.84)      (.24)      (.58)

 Total distributions                                                             (2.52)     (2.38)    (1.09)      (.39)      (.66)

 Net asset value, end of period                                                  13.33      16.45     16.59      16.10      15.78

 Total return (%)*                                                               (4.50)     15.00     10.21       4.72       5.62
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                            1.27       1.30      1.31       1.31       1.38

 Ratio of interest expense to average net assets (%)                               .08         --        --        .01        .01

 Ratio of net investment income to average net assets (%)                          .55         --       .76       1.38        .95

 Portfolio turnover rate (%)                                                    193.76     161.62    176.17     229.90     156.98
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                                          41,637     59,030    66,907     68,584     79,017

* EXCLUSIVE OF SALES LOAD.

                                                                                        YEAR ENDED OCTOBER 31,

 CLASS B                                                                         1998       1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
 Net asset value, beginning of period                                             16.22      16.37     15.90      15.59      15.49

 Investment operations:  Investment income (loss) -- net                            .10       (.14)       --        .10        .06

 Net realized and unrealized gain (loss) on investments                            (.80)      2.24      1.44        .49        .67

 Total from investment operations                                                  (.70)      2.10      1.44        .59        .73

 Distributions:          Dividends from investment income -- net                     --       (.04)     (.13)      (.04)      (.05)

                         Dividends from net realized gain on investments          (2.52)     (2.21)     (.84)      (.24)      (.58)

 Total distributions                                                              (2.52)     (2.25)     (.97)      (.28)      (.63)

 Net asset value, end of period                                                   13.00      16.22     16.37      15.90      15.59

 Total return (%)*                                                                (5.22)     14.14      9.36       3.96       4.82
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                             2.04       2.05      2.06       2.06       2.15

 Ratio of interest expense to average net assets (%)                                .08         --        --        .01         --

 Ratio of net investment income (loss) to average net assets (%)                   (.20)      (.76)      .01        .62        .23

 Portfolio turnover rate (%)                                                     193.76     161.62    176.17     229.90     156.98
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's Omitted) (%)                                   51,873     66,781    71,983     72,215     76,897

* EXCLUSIVE OF SALES LOAD.

 CLASS C                                                                                    1998       1997      1996      1995(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
 Net asset value, beginning of period                                                        15.87     16.20      15.90    15.85

 Investment operations:  Investment income (loss) -- net                                       .11      (.12)(2)    .28     (.01)

 Net realized and unrealized gain (loss) on investments                                       (.80)     2.18(2)    1.14      .06

 Total from investment operations                                                             (.69)     2.06       1.42      .05

 Distributions:          Dividends from investment income -- net                                --      (.18)      (.28)      --

                         Dividends from net realized gain on investments                    (2.52)    (2.21)      (.84)       --

 Total distributions                                                                        (2.52)    (2.39)     (1.12)       --

 Net asset value, end of period                                                             12.66     15.87      16.20     15.90

 Total return (%)(3)                                                                        (5.34)    14.17       9.36       .32(4)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                                       2.04      2.10       1.90       .35(4)

 Ratio of interest expense to average net assets (%)                                          .08       .01         --         --

 Ratio of net investment income (loss) to average net assets (%)                             (.19)     (.73)      (.19)     (.09)(4)

 Portfolio turnover rate (%)                                                               193.76    161.62     176.17    229.90
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                                                        397       291         53         1

(1)  FROM SEPTEMBER 5, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 1995.
(2)  BASED ON AVERAGE SHARES OUTSTANDING.
(3)  EXCLUSIVE OF SALES LOAD.
(4)  NOT ANNUALIZED.

                                                                                                   YEAR ENDED OCTOBER 31,
 CLASS R                                                                                    1998       1997      1996      1995(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
 Net asset value, beginning of period                                                        16.43      16.59     16.11    16.04

 Investment operations:  Investment income -- net                                              .33        .17       .26      .01

 Net realized and unrealized gain (loss) on investments                                       (.92)      2.10      1.35      .06

 Total from investment operations                                                             (.59)      2.27      1.61      .07

 Distributions:          Dividends from investment income -- net                                --       (.22)     (.29)      --

                         Dividends from net realized gain on investments                     (2.52)     (2.21)     (.84)      --

 Total distributions                                                                         (2.52)     (2.43)    (1.13)      --

 Net asset value, end of period                                                              13.32      16.43     16.59    16.11

 Total return (%)                                                                            (4.44)     15.21     10.45      .44(2)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                                        1.08       1.09       .87      .18(2)

 Ratio of interest expense to average net assets (%)                                           .08        .01        --         --

 Ratio of net investment income to average net assets (%)                                      .70        .21       .94      .08(2)

 Portfolio turnover rate (%)                                                                193.76     161.62    176.17     229.90
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                                                          45         80         4          1

(1)  FROM SEPTEMBER 5, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 1995.

(2)  NOT ANNUALIZED.

Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here. Consult your financial representative for more information.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

o Class A shares can be the most cost-effective choice, if you are investing for the long term, especially if you are investing $50,000 or more.

o Class B shares can make sense if you have a long time horizon and are investing less than $50,000.

o Class C shares may be appropriate if you have a shorter or less certain time horizon and are investing less than $50,000.

o Class R shares are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Contact your financial representative or the SAI to see if this may apply to you. Shareholders owning shares on or prior to November 30, 1996, may be eligible for lower sales loads.
--------------------------------------------------------------------------------
Sales charges

CLASS A -- CHARGED WHEN YOU BUY SHARES

                                    Sales charge           Sales charge as
                                    deducted as a %        a % of your
Your investment                     of offering price      net investment
--------------------------------------------------------------------------------

Up to $49,999                            5.75%                 6.10%

$50,000 -- $99,999                       4.50%                 4.70%

$100,000 -- $249,999                     3.50%                 3.60%

$250,000 -- $499,999                     2.50%                 2.60%

$500,000 -- $999,999                     2.00%                 2.00%

$1 million or more*                      0.00%                 0.00%

* A 1.00% contingent deferred sales charge may be charged on any shares sold within one year of purchase (except shares bought through reinvestment).
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    Contingent deferred sales charge
Time since you bought               as a % of your initial investment or
the shares you are selling          your redemption (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                                 4.00%

2 -- 4 years                                  3.00%

4 -- 5 years                                  2.00%

5 -- 6 years                                  1.00%

More than 6 years                             Shares will automatically
                                              convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Reduced Class A sales charge

LETTER OF INTENT: lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the NAV next calculated after your order is accepted by the fund's transfer agent or any other entity authorized on behalf of the fund. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS RECEIVED BY DEALERS by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:
15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------
Minimum investments
                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but may be subject to higher annual operating fees and a sales charge upon redemption.

Selling shares

YOU MAY SELL SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or any other entity authorized on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. Certain investors may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

o requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o  change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS quarterly dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
--------------------------------------------------------------------------------
Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Fee for small accounts

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Taxes on transactions

Except between tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------
For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------
For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------
For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will be no CDSC
                                on Class B shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A or B shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund
   P.O. Box 6587,
   Providence, RI 02940-6587
   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

   Mail the slip and the check to:
   Name of Fund
   P.O. Box 6587,
   Providence, RI 02940-6587
   Attn: Institutional Processing


           By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900202955

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900202955

   * the fund name

   * the share class

   * your account number

   * name(s) of investor(s)

   * dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "1111"

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

   * your name(s) and signature(s)

   * your account number

   * the fund name

   * the dollar amount you want to sell

   * how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see page 9).

   Mail your request to:
   The Dreyfus Family of Funds
   P.O. Box 6587, Providence, RI 02940-6587
   Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
   The Dreyfus Trust Company, Custodian
   P.O. Box 6427,
   Providence, RI 02940-6427
   Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

   Mail in the slip and the check to:
   The Dreyfus Trust Company
   P.O. Box 6427,
   Providence, RI 02940-6427
   Attn: Institutional Processing

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   * DDA# 8900202955

   * the fund name

   * the share class

   * your account number

   * name of investor

   * the contribution year

   * dealer number if applicable

ELECTRONIC CHECK  Same as wire, but before your account number insert "1111"

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

   * your name and signature

   * your account number and fund name

   * the dollar amount you want to sell

   * how and where to send the proceeds

   * whether the distribution is qualified or premature

   * whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 9).

  Mail in your request to:
  The Dreyfus Trust Company
  P.O. Box 6427, Providence, RI 02940-6427
  Attn: Institutional Processing

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN

For More Information

Dreyfus Premier International Growth Fund

A Series of Dreyfus Premier International Funds, Inc.
--------------------------------------

SEC file number:  811-6490

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation
092P0399

[Application p 1 here]

[Application p 2 here]

                    DREYFUS PREMIER INTERNATIONAL FUNDS, INC.

                      DREYFUS PREMIER EUROPEAN EQUITY FUND
                     DREYFUS PREMIER GLOBAL ALLOCATION FUND
                       DREYFUS PREMIER GREATER CHINA FUND
                    DREYFUS PREMIER INTERNATIONAL GROWTH FUND


                  CLASS A, CLASS B, CLASS C AND CLASS R SHARES
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 1999

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of each of Dreyfus Premier International Growth Fund, Dreyfus Premier Greater China Fund, Dreyfus Premier Global Allocation Fund and Dreyfus Premier European Equity Fund, dated March 1, 1999 (each, a "Fund" and collectively, the "Funds") of Dreyfus Premier International Funds, Inc. (the "Company"), as each may be revised from time to time. To obtain a copy of the relevant Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.


          The most recent Annual Report and Semi-Annual Report to Shareholders for Dreyfus Premier International Growth Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. The other Funds have not completed their first fiscal year.


                                TABLE OF CONTENTS
                                                                        PAGE
Description of the Company and Funds.................................... B-2
Management of the Company............................................... B-19
Management Arrangements................................................. B-24
How to Buy Shares....................................................... B-29
Distribution Plan and Shareholder Services Plan......................... B-35
How to Redeem Shares.................................................... B-37
Shareholder Services.................................................... B-41
Determination of Net Asset Value........................................ B-46
Dividends, Distributions and Taxes...................................... B-47
Portfolio Transactions.................................................. B-50
Performance Information................................................. B-51
Information About the Company and the Funds............................. B-52
Counsel and Independent Auditors........................................ B-54
Appendix................................................................ B-55

                      DESCRIPTION OF THE COMPANY AND FUNDS

          The Company is a Maryland corporation formed on November 21, 1991. Each Fund is a separate portfolio of the Company, an open-end management investment company, known as a mutual fund. Each of Dreyfus Premier Global Allocation Fund and Dreyfus Premier European Equity Fund are diversified funds, which means that, with respect to 75% of the Fund's total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. Each of Dreyfus Premier Greater China Fund and Dreyfus Premier International Growth Fund is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").


          The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser. The Manager has engaged Hamon U.S. Investment Advisors Limited ("Hamon") to serve as Dreyfus Premier Greater China Fund's sub-investment adviser and has engaged Newton Capital Management Limited ("Newton") to serve as Dreyfus Premier European Equity Fund's sub-investment adviser. Hamon and Newton provide day-to-day management of the respective Fund's investments, subject to the supervision of the Manager.

          Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each Fund's shares.

CERTAIN PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with each Fund's Prospectus, except as noted.

          DEPOSITARY RECEIPTS. (All Funds) A Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

          These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

          FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (All Funds) A Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager (or, if applicable, the Fund's sub-investment adviser) to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

          CONVERTIBLE SECURITIES. (All Funds) Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

          Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates rise and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

          Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


          WARRANTS. (All Funds) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. Each Fund may invest up to 5% (2% with respect to Dreyfus Premier International Growth Fund) of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

          ILLIQUID SECURITIES. (All Funds) A Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

          INVESTMENT COMPANIES. (All Funds) A Fund may invest in securities issued by investment companies. Under the 1940 Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.


          MONEY MARKET INSTRUMENTS. (All Funds) When the Manager (or, if applicable, the Fund's sub-investment adviser) determines that adverse market conditions exist, a Fund may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper.

          MORTGAGE-RELATED SECURITIES. (Dreyfus Premier International Growth Fund only) Mortgage-related securities are a form of derivative security collateralized by pools of mortgages. The mortgage-related securities which may be purchased include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral.

          As with other interest-bearing securities, the prices of certain of these securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization.

          During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Fund's mortgage-related securities to decrease broadly, the Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase.

          The U.S. Government securities that the Fund may purchase include mortgage-related securities, such as those issued by the Government National Mortgage Association, the Federal Mortgage Association and the Federal Home Loan Mortgage Corporation. The Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. The Fund intends to invest less than 5% of its assets in mortgage-related securities.

          MUNICIPAL OBLIGATIONS. (Dreyfus Premier International Growth Fund only) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligations and purchased and sold separately. The Fund also may acquire call options on specific municipal obligations. The Fund generally would purchase these call options to protect the Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

          While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain issues of municipal obligations, both taxable and non-taxable, offer yields comparable and in some cases greater than the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to Federal income tax. The Fund will invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments. The Fund may invest up to 25% of its assets in municipal obligations; however, it currently intends to limit such investments to 5% of its assets. These percentages may be varied from time to time without shareholder approval.

          ZERO COUPON SECURITIES. (Dreyfus Premier International Growth Fund and Dreyfus Premier Global Allocation Fund) Each of these Funds may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Each of these Funds also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities. Each Fund currently intends to invest less than 5% of its assets in zero coupon securities.

INVESTMENT TECHNIQUES

          The following information supplements and should be read in conjunction with each Fund's Prospectus, except as noted.

          FOREIGN CURRENCY TRANSACTIONS. (All Funds) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

          Foreign currency transactions may involve, for example, a Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. A Fund's success in these transactions will depend principally on the ability of the Manager (or, if applicable, the Fund's sub-investment adviser) to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

          Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

          LEVERAGE. (All Funds) Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

          A Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. Except for these transactions, a Fund's borrowings generally will be unsecured.

          SHORT-SELLING. (All Funds) In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

          Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the relevant Fund's net assets.

          A Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of a Fund's net assets be in deposits on short sales against the box.


          Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account, containing permissible liquid assets, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral always equals the current value of the security sold short; or (b) otherwise cover its short position.


          DERIVATIVES. (All Funds) Each Fund may invest in, or enter into, derivatives, such as options and futures and, with respect to Dreyfus Premier International Growth Fund, mortgage-related securities.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.


          Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

          If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

          Although neither the Company nor any Fund will be a commodity pool, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. A Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, no Fund may invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

          A Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts. When required by the Securities and Exchange Commission, the Fund will set aside permissible liquid assets in a segregated account to cover its obligations relating to its purchase of derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price.

          Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager (or, if applicable, the Fund's sub-investment adviser) will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--IN GENERAL. (All Funds) A Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange, the Deutsche Termine Borse, and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

          Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of the Fund's net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

          Successful use of futures by a Fund also is subject to the ability of the Manager (or, if applicable, the Fund's sub-investment adviser) to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Fund may have to sell such securities at a time when it may be disadvantageous to do so.


          Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.


SPECIFIC FUTURES TRANSACTIONS. A Fund may purchase and sell stock index futures contracts. A stock index future obligates a Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

          A Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.


          Each Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.


OPTIONS--IN GENERAL. (All Funds) A Fund may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

          A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by a Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.


          There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.


SPECIFIC OPTIONS TRANSACTIONS. A Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

          A Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

          A Fund may purchase cash-settlement options on interest rate swaps, interest rate swaps denominated in foreign currency and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.


          Successful use by a Fund of options will be subject to the ability of the Manager (or, if applicable, the Fund's sub-investment adviser) to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, a Fund may incur losses.

          FUTURE DEVELOPMENTS. (All Funds) A Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other Derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

          FORWARD COMMITMENTS. (All Funds) A Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will set aside in a segregated account permissible liquid assets at least equal at all times to the amount of the Fund's commitments.

          Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

          LENDING PORTFOLIO SECURITIES. (All Funds, except Dreyfus Premier Greater China Fund) Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund continues to be entitled to payments in amounts equal to the dividends, interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

INVESTMENT CONSIDERATIONS AND RISKS

          FOREIGN SECURITIES. (All Funds) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

          Because evidences of ownership of foreign securities usually are held outside the United States, a Fund investing in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.

          Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

          Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.


          LOWER RATED SECURITIES. (Dreyfus Premier International Growth Fund and Dreyfus Premier Greater China Fund) Each of these Funds may invest in higher yielding (and, therefore, higher risk) debt securities, such as those rated below Baa by Moody's Investors Service, Inc. ("Moody's") and below BBB by Standard & Poor's Ratings Group ("S&P"), Fitch IBCA, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff," and with the other rating agencies, the "Rating Agencies") and, with respect to Dreyfus Premier International Growth Fund, as low as Caa by Moody's or CCC by S&P, Fitch or Duff, and, with respect to Dreyfus Premier Greater China Fund, as low as the lowest rating assigned by the Rating Agencies (commonly known as junk bonds). They may be subject to certain risks and to greater market fluctuations than lower yielding investment grade securities. See "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. These Funds will rely on the Manager's (or, if applicable, the Fund's sub-investment adviser's) judgment, analysis and experience in evaluating the creditworthiness of an issuer.

          You should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.


          Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

          Because there is no established retail secondary market for many of these securities, a Fund may be able to sell such securities only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

          These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

          A Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. No Fund has any arrangement with any persons concerning the acquisition of such securities, and the Manager (or, if applicable, the Fund's sub-investment adviser) will review carefully the credit and other characteristics pertinent to such new issues.

          The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon securities in which Dreyfus Premier International Growth Fund may invest up to 5% of its net assets. Zero coupon securities carry an additional risk in that, unlike securities which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. See "Dividends, Distributions and Taxes."


          SIMULTANEOUS INVESTMENTS. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


INVESTMENT RESTRICTIONS

          Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

          DREYFUS PREMIER INTERNATIONAL GROWTH FUND ONLY. The Fund has adopted investment restrictions numbered 1 through 12 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restriction number 13 is not a fundamental policy and may be changed by vote of a majority of the Company's Board members at any time. Dreyfus Premier International Growth Fund may not:

          1. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets.

          2. Invest in commodities, except that the Fund may invest in futures contracts and options on futures contracts as described in the Fund's Prospectus and this Statement of Additional Information.

          3. Purchase, hold or deal in real estate, real estate investment trust securities, real estate limited partnership interests, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

          4. Borrow money, except as described in the Fund's Prospectus and this Statement of Additional Information. For purposes of this investment restriction, the entry into options, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

          5. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, futures contracts, including those relating to indices, and options on futures contracts or indices.

          6. Lend any funds or other assets except through the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or the purchase of bankers' acceptances and commercial paper of corporations. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

          7. Act as an underwriter of securities of other issuers.

          8. Purchase, sell or write puts, calls or combinations thereof, except as described in the Fund's Prospectus and this Statement of Additional Information.

          9. Purchase warrants in excess of 2% of its net assets. For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by the Fund in units or attached to securities shall not be included within this 2% restriction.

          10. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except as permitted in Investment Restriction Nos. 2, 4, 5 and 8.

          11. Invest more than 25% of its assets in the securities of issuers in any particular industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          12. Invest in the securities of a company for the purpose of exercising management or control.

          13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

                                     * * *

          DREYFUS PREMIER GREATER CHINA FUND ONLY. The Fund has adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 9 and 10 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Dreyfus Premier Greater China Fund may not:

          1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


          2. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.


          3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

          4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

          5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

          6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

          7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 2, 4, 8 and 9 may be deemed to give rise to a senior security.


          8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.


          9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

          10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

                                     * * *

          DREYFUS PREMIER GLOBAL ALLOCATION FUND AND DREYFUS PREMIER EUROPEAN EQUITY FUND. Each of these Funds has adopted investment restrictions numbered 1 through 10 as fundamental policies, which cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 11 through 13 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Neither of these Funds may:

          1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          2. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations.

          3. Purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the voting securities of such issuer. This restriction applies only with respect to 75% of the Fund's total assets.


          4. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.


          5. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

          6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

          7. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

          8. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

          9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 4, 6, 10 and 11 may be deemed to give rise to a senior security.


          10. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.


          12. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns as a shareholder in accordance with its views.

          13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

                                     * * *


          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.



                            MANAGEMENT OF THE COMPANY

          The Company's Board is responsible for the management and supervision of each Fund. The Board approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

    The Dreyfus Corporation....................... Investment Adviser
    Hamon U.S. Investment Advisors Limited........ Sub-Investment Adviser to
                                                    Dreyfus Premier Greater
                                                    China Fund
    Newton Capital Management Limited............. Sub-Investment Adviser to
                                                     Dreyfus Premier European
                                                     Equity Fund
    Premier Mutual Fund Services, Inc............. Distributor
    Dreyfus Transfer, Inc......................... Transfer Agent
    The Bank of New York.......................... Custodian

          Board members and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below. Each Board member who is deemed to be an "interested person" of the Company (as defined in the 1940 Act) is indicated by an asterisk.

BOARD MEMBERS OF THE COMPANY


JOSEPH S. DiMARTINO, CHAIRMAN OF THE BOARD. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. He also is a director of The Noel Group, Inc., a venture capital company (for which, from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc., a provider of various outsourcing functions for small and medium sized companies, and Career Blazers, Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Company's distributor. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is 55 years old and his address is 200 Park Avenue, New York, New York 10166.


GORDON J. DAVIS, BOARD MEMBER. Since October 1994, senior partner with the law firm of LeBoeuf, Lamb, Greene & MacRae. From 1983 to September 1994, Mr. Davis was a senior partner with the law firm of Lord Day & Lord, Barrett Smith. From 1978 to 1983, he was Commissioner of Parks and Recreation for the City of New York. He also is a Director of Consolidated Edison, a utility company, and Phoenix Home Life Insurance Company and a member of various other corporate and not-for-profit boards. He is 56 years old and his address is 241 Central Park West, New York, New York 10024.

DAVID P. FELDMAN, BOARD MEMBER. Trustee of Corporate Property Investors, a real estate investment company, and a director of several mutual funds in the 59 Wall Street Mutual Funds Group, and of the Jeffrey Company, a private investment company. He was employed by AT&T from July 1961 to his retirement in April 1997, most recently serving as Chairman and Chief Executive Officer of AT&T Investment Management Corporation. He is 59 years old and his address is c/o AT&T, One Oak Way, Berkeley Heights, New Jersey 07922.

LYNN MARTIN, BOARD MEMBER. Professor, J.L. Kellogg Graduate School of
          Management, Northwestern University. During the Spring Semester 1993, she was a Visiting Fellow at the Institute of Politics, Kennedy School of Government, Harvard University. She also is an advisor to the international accounting firm of Deloitte & Touche, LLP and chair of its Council for the Advancement of Women. From January 1991 through January 1993, Ms. Martin served as Secretary of the United States Department of Labor. From 1981 to 1991, she served in the United States House of Representatives as a Congresswoman from the State of Illinois. She also is a Director of Harcourt General, Inc., Ameritech, Ryder System, Inc., The Proctor & Gamble Co., a consumer company, and TRW, Inc., an aerospace and automotive equipment company. She is 57 years old and her address is c/o Deloitte & Touche, LLP, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

DANIEL ROSE, BOARD MEMBER. President and Chief Executive Officer of Rose
          Associates, Inc., a New York based real estate development and management firm. In July 1994, Mr. Rose received a Presidential appointment to serve as a Director of the Baltic-American Enterprise Fund, which will make equity investments and loans, and provide technical business assistance to new business concerns in the Baltic states. He also is Chairman of the Housing Committee of the Real Estate Board of New York, Inc., and a trustee of Corporate Property Investors, a real estate company. He is 67 years old and his address is c/o Rose Associates, Inc., 200 Madison Avenue, New York, New York 10016.

*PHILIP L. TOIA, BOARD MEMBER. Retired. Mr. Toia was employed by the Manager from August 1986 through January 1997, most recently serving as Vice Chairman, Administration and Operations. He is 64 years old and his address is 9022 Michael Circle, Apt. 1, Naples, Florida 34113.

SANDER VANOCUR, BOARD MEMBER. Since January 1992, President of Old Owl
          Communications, a full-service communications firm. From May 1995 to June 1996, Mr. Vanocur was a Professional in Residence at the Freedom Forum in Arlington, VA, from January 1994 to May 1995, he served as Visiting Professional Scholar at the Freedom Forum Amendment Center at Vanderbilt University, and from November 1989 to November 1995, he was a director of the Damon Runyon-Walter Winchell Cancer Research Fund. From June 1977 to December 1991, he was a Senior Correspondent of ABC News and, from October 1986 to December 1991, he was Anchor of the ABC News program "Business World," a weekly business program on the ABC television network. He is 69 years old and his address is 2928 P Street, N.W., Washington, DC 20007.

ANNE WEXLER, BOARD MEMBER. Chairman of the Wexler Group, consultants specializing in government relations and public affairs. She also is a director of Alumax, Comcast Corporation, The New England Electric System, NOVA Corporation and a member of the board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, Visiting Committee of the John F. Kennedy School of Government at Harvard University and is a Board member of the Economic Club of Washington. She is 67 years old and her address is c/o The Wexler Group, 1317 F Street, Suite 600, N.W., Washington, DC 20004.

REX WILDER, BOARD MEMBER. Financial Consultant. He is 77 years old and his address is 290 Riverside Drive, New York, New York 10025.

          For so long as the Company's plans described in the section captioned "Distribution Plan and Shareholder Services Plan" remain in effect, the Board members who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Board members who are not "interested persons" of the Company.


          The Company typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Company for the fiscal year ended October 31, 1998, and by all other funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 1997, was as follows:


                                                            Total Compensation
                                                             from Company and
                              Aggregate Compensation         Fund Complex Paid
Name of Board Member          from Company*                  to Board Member
--------------------          ----------------------        -------------------

Gordon J. Davis                   $                               $8,536 (26)

Joseph S. DiMartino               $                             $597,124 (94)

David P. Feldman                  $                             $129,375 (37)

Lynn Martin                       $                              $41,666 (12)

Daniel Rose                       $                              $84,593 (22)

Philip L. Toia**                  $                              $30,444 (11)

Sander Vanocur                    $                              $77,093 (22)

Anne Wexler                       $                              $62,034 (17)

Rex Wilder                        $                              $42,666 (12)

---------------------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $____ for all Board members as a group.
**       Board member since October 22, 1997.


OFFICERS OF THE COMPANY


MARIE E. CONNOLLY, PRESIDENT AND TREASURER. President, Chief Executive
          Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 41 years old.


MARGARET W. CHAMBERS, VICE PRESIDENT AND SECRETARY. Senior Vice President and
          General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 38 years old.


MICHAEL S. PETRUCELLI, VICE PRESIDENT, ASSISTANT SECRETARY AND ASSISTANT
          TREASURER. Senior Vice President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From December 1989 through November 1996, he was employed by GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as a Director of GE Investment Services. He is 37 years old.


STEPHANIE D. PIERCE, VICE PRESIDENT, ASSISTANT SECRETARY AND ASSISTANT
          TREASURER. Vice President and Client Development Manager of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 30 years old.


MARY A. NELSON, VICE PRESIDENT AND ASSISTANT TREASURER. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 34 years old.


GEORGE A. RIO, VICE PRESIDENT AND ASSISTANT TREASURER. Executive Vice
          President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company, Inc. He is 43 years old.


JOSEPH F. TOWER, III, VICE PRESIDENT AND ASSISTANT TREASURER. Senior Vice
          President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 36 years old.

DOUGLAS C. CONROY, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice
          President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. He is 29 years old.


CHRISTOPHER J. KELLEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Vice President and Senior Associate General Counsel of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, he was employed by Putnam Investments in legal and compliance capacities. He is 33 years old.


KATHLEEN K. MORRISEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Manager of
          Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 26 years old.

ELBA VASQUEZ, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice
          President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, where she held various sales and marketing positions. She is 37 years old.


          The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.


          The Company's Board members and officers, as a group, owned less than 1% of each Fund's voting securities outstanding on February __, 1999.

          The following shareholders owned of record 5% or more of the indicated Fund's shares outstanding on February __, 1999: [To be provided].



                             MANAGEMENT ARRANGEMENTS


          INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

          The Manager provides management services pursuant to the Management Agreement (the "Agreement") with the Company dated August 24, 1994, as amended January 12, 1998. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940
Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. With respect to Dreyfus Premier International Growth Fund, the Agreement was approved by the Fund's shareholders on August 3, 1994, and was last approved by the Company's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on July 14, 1997. With respect to Dreyfus Premier Greater China Fund, Dreyfus Premier Global Allocation Fund and Dreyfus Premier European Equity Fund, the Agreement was approved by the respective Fund's initial shareholder on May 8, 1998, June 26, 1998 and October 20, 1998, respectively, and by the Company's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on January 12, 1998, June 29, 1998 and October 20, 1998, respectively. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          The following persons are officers and/or directors of the Manager: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman--Distribution and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President--Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Andrew S. Wasser, Vice President--Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.


          SUB-INVESTMENT ADVISORY AGREEMENTS. With respect to Dreyfus Premier Greater China Fund, the Manager has entered into a Sub-Investment Advisory Agreement (the "Hamon Sub-Advisory Agreement") with Hamon dated January 12, 1998. As to such Fund, the Hamon Sub-Advisory Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Hamon, by vote cast in person at a meeting called for the purpose of voting on such approval. The Hamon Sub-Advisory Agreement is terminable without penalty,
(i) by the Hamon on 60 days' notice, (ii) by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or (iii) upon not less than 90 days' notice, by Hamon. The Hamon Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          The following persons are officers and/or directors of Hamon: Hugh A. Simon, James R. F. Donald and Alfredo P. Lobo.

          With respect to Dreyfus Premier European Equity Fund, the Manager has entered into a Sub-Investment Advisory Agreement (the "Newton Sub-Advisory Agreement") with Newton dated October 20, 1998. As to such Fund, the Newton Sub-Advisory Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Newton, by vote cast in person at a meeting called for the purpose of voting on such approval. The Newton Sub-Advisory Agreement is terminable without penalty, (i) by the Manager on 60 days' notice, (ii) by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or
(iii) upon not less than 90 days' notice, by Newton. The Newton Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          The following persons are officers and/or directors of Newton: Roger Butler, Colin Harris, Jonathan Powell, Shreekant Panday, Richard Harris, Susan Duffy and Paul Butler.


          The Manager manages each Fund's investments in accordance with the stated policies of such Fund, subject to the approval of the Company's Board. Hamon, with respect to Dreyfus Premier Greater China Fund, and Newton, with respect to Dreyfus Premier European Equity Fund, provides day-to-day management of the Fund's investments, subject to the supervision of the Manager and the Company's Board. Each Fund's adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. Dreyfus Premier International Growth Fund's portfolio manager is Ronald Chapman, Dreyfus Premier Greater China Fund's portfolio manager is Mandy Tong, Dreyfus Premier Global Allocation Fund's portfolio manager is Charlie Jacklin, and Dreyfus Premier European Equity Fund's portfolio managers are Joanna Bowen and Keiran Gallagher.


          The Manager, Hamon and Newton maintain research departments with professional portfolio managers and securities analysts who provide research services for the Funds and for other funds advised by the Manager, Hamon or Newton.


          All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Manager (or, if applicable, the Fund's sub-investment adviser). The expenses borne by the Company include: organizational costs, taxes, interest, loan commitment fees, distributions and interest paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or any sub-investment adviser or any affiliates thereof, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Company's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and corporate meetings, and any extraordinary expenses. In addition, each Fund's Class B and Class C shares are subject to an annual distribution fee and Class A, Class B and Class C shares are subject to an annual service fee. See "Distribution Plan and Shareholder Services Plan." Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Company are allocated among the Funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Fund.

          The Manager maintains office facilities on behalf of the Company, and furnishes statistical and research data, clerical help, data processing, bookkeeping and internal auditing and certain other required services to the Company. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

          As compensation for the Manager's services to the Company, the Company has agreed to pay the Manager a monthly management fee at the annual rate of .75 of 1% of the value of Dreyfus Premier International Growth Fund's average daily net assets, 1.00% of the value of Dreyfus Premier Global Allocation Fund's average daily net assets, 1.25% of the value of Dreyfus Premier Greater China Fund's average daily net assets, and .90 of 1% of the value of Dreyfus Premier European Equity Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of distributions to shareholders. With respect to Dreyfus Premier International Growth Fund, the management fees paid for the fiscal years ended October 31, 1996, 1997 and 1998 amounted to $1,093,156, $1,035,613 and $__________, respectively. With respect to Dreyfus Premier Global Allocation Fund, the management fee paid for the period ____________________, 1998 (commencement of operations) through October 31, 1998 amounted to $__________. With respect to Dreyfus Premier Greater China Fund, the management fee paid for the period ____________________, 1998 (commencement of operations) through October 31, 1998 amounted to $__________.


          As compensation for Hamon's services, the Manager has agreed to pay Hamon a monthly sub-advisory fee at the annual rate of .625 of 1% of the value of Dreyfus Premier Greater China Fund's average daily net assets. For the period ____________________, 1998 (commencement of operations) through October 31, 1998, the Manager paid Hamon $__________.

          As compensation for Newton's services, the Manager has agreed to pay Newton a monthly sub-advisory fee at the annual rate set forth below as a percentage of Dreyfus Premier European Equity Fund's average daily net assets:

                                                     Annual Fee as a
                                                     Percentage of the Fund's
Average Daily Net Assets                             Average Daily Net Assets
------------------------                            -------------------------

0 to $100 million..................................       .35 of 1%
$100 million to $1 billion.........................       .30 of 1%
$1 billion to $1.5 billion.........................       .26 of 1%
$1.5 billion or more...............................       .20 of 1%


          Dreyfus Premier European Equity Fund has not completed its first fiscal year.

          As to each Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

          The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.


          DISTRIBUTOR. The Distributor, located at 60 State Street, Boston, Massachusetts 02109, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually.

          With respect to Dreyfus Premier International Growth Fund, for the fiscal years ended October 31, 1996, 1997 and 1998, the Distributor retained $2,169, $3,150 and $__________, respectively, from sales loads on Class A shares of such Fund. For the same periods, the Distributor retained $145,620, $216,611 and $__________ from contingent deferred sale charges ("CDSC") on Class B shares and $0, $30 and $__________ from the CDSC on Class C shares of Dreyfus Premier International Growth Fund. With respect to Dreyfus Premier Global Allocation Fund, for the period ____________________, 1998 (commencement of operations) through October 31, 1998, the Distributor retained $__________ from sales loads on Class A shares, $__________ from the CDSC on Class B shares and $__________ from the CDSC on Class C shares of Dreyfus Premier Global Allocation Fund. With respect to Dreyfus Premier Greater China Fund, for the period ________________, 1998 (commencement of operations) through October 31, 1998, the Distributor retained $__________ from sales loads on Class A shares, $__________ from the CDSC on Class B shares and $________ from the CDSC on Class C shares of Dreyfus Premier Greater China Fund.


          Dreyfus Premier European Equity Fund has not completed its first fiscal year.

          The Distributor may pay dealers a fee of up to .5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or
(ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it.

          The Distributor, at its expense, may provide promotional incentives to dealers that sell shares of funds advised by the Manager which are sold with a sales load. In some instances, those incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares.

          TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.


          The Bank of New York (the "Custodian"), 90 Washington Street, New York, New York 10286, acts as custodian of each Fund's investments. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a custody agreement with the Company, the Custodian holds each Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of each Fund's assets held in custody and receives certain securities transactions charges.



                                HOW TO BUY SHARES

          GENERAL. Class A shares, Class B shares and Class C shares may be purchased only by clients of certain financial institutions (which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Service Agents"), except that full-time or part-time employees the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent.

          Class R shares are offered only to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). The term "Retirement Plans" does not include IRAs or IRA "Rollover Accounts." Class R shares may be purchased for a Retirement Plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.


          When purchasing Fund shares, you must specify which Class is being purchased. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.

          Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard.


          The minimum initial investment is $1,000. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

          The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed to certain Retirement Plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.


          Fund shares also may be purchased through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege and Dreyfus Payroll Savings Plan described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.


          Fund shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. For purposes of determining net asset value, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. Each Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Company's Board. For further information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."

          If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through a dealer as provided below.

          Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.


          CLASS A SHARES. The public offering price for Class A shares is the net asset value per share of that Class plus, except for shareholders beneficially owning Class A shares of Dreyfus Premier International Growth Fund on November 30, 1996, a sales load as shown below:

                                                          Total Sales Load
                                                     --------------------------
                                                      As a % of       As a % of
AMOUNT OF TRANSACTION                                 offering       net asset
                                                      price per      value per
                                                        share         share
                                                    ----------------------------
Less than $50,000...........................           5.75            6.10
$50,000 to less than $100,000...............           4.50            4.70
$100,000 to less than $250,000..............           3.50            3.60
$250,000 to less than $500,000..............           2.50            2.60
$500,000 to less than $1,000,000............           2.00            2.00
$1,000,000 or more..........................           -0-             -0-

          For shareholders who beneficially owned Class A shares of Dreyfus Premier International Growth Fund on November 30, 1996, the public offering price for Class A shares of such Fund is the net asset value per share of that Class plus a sales load as shown below:

                                                        Total Sales Load
                                               --------------------------------
                                               As a % of             As a % of
AMOUNT OF TRANSACTION                          offering              net asset
                                               price per             value per
                                                share                  share
                                              ---------------------------------
Less than $50,000..........................      4.50                   4.70
$50,000 to less than $100,000..............      4.00                   4.20
$100,000 to less than $250,000.............      3.00                   3.10
$250,000 to less than $500,000.............      2.50                   2.60
$500,000 to less than $1,000,000...........      2.00                   2.00
$1,000,000 or more.........................      -0-                     -0-


          A CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class A shares purchased by their clients that are subject to a CDSC.


          The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under
Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k), and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.


          Set forth below is an example of the method of computing the offering price of Class A shares of each Fund indicated below. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth above at a price based upon the net asset value of the Fund's Class A shares on October 31, 1998:

                                           Dreyfus        Dreyfus       Dreyfus
                                           Premier        Premier       Premier
                                           International  Global        Greater
                                           Growth         Allocation    China
                                           Fund           Fund          Fund

    NET ASSET VALUE per Share..............$______        $______       $______
    Per Share Sales Charge - 5.75%*
     of offering price (6.10% of
     net asset value per share)............$______        $______       $______
    Per Share Offering Price to
      the Public...........................$______        $______       $______

-------------------

*Class A shares of Dreyfus Premier International Growth Fund purchased by shareholders beneficially owning Class A shares of such Fund on November 30, 1996 are subject to a different sales load schedule as described above.


          Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at net asset value, provided they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

          Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans.

          Class A shares may be purchased at net asset value through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

          Class A shares also may be purchased at net asset value, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by the Manager or its affiliates. The purchase of Class A shares of a Fund must be made within 60 days of such redemption and the shareholder must have either (i) paid an initial sales charge or a contingent deferred sales charge or (ii) been obligated to pay at any time during the holding period, but did not actually pay on redemption, a deferred sales charge with respect to such redeemed shares.

          Class A shares also may be purchased at net asset value, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).


          CLASS B SHARES. The public offering price for Class B shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the relevant Fund's Prospectus and in this Statement of Additional Information under "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares." The Distributor compensates certain Service Agents for selling Class B shares at the time of purchase from the Distributor's own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.


          Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.


          CLASS C SHARES. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "How to Redeem Shares."


          CLASS R SHARES. The public offering for Class R shares is the net asset value per share of that Class.


          RIGHT OF ACCUMULATION -- CLASS A SHAREs. Reduced sales loads apply to any purchase of Class A shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by the Manager which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A shares, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.5% of the offering price. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase. Class A shares purchased by shareholders beneficially owning Class A shares of Dreyfus Premier International Growth Fund on November 30, 1996 are subject to a different sales load schedule, as described above under "Class A Shares."


          To qualify for reduced sales loads, at the time of purchase you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.


          DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated.

          Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use Dreyfus TELETRANSFER Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TELETRANSFER Privilege."

          REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.



                 DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

          Class B and Class C shares of each Fund are subject to a Distribution Plan and Class A, Class B and Class C shares are subject to a Shareholder Services Plan.


          DISTRIBUTION PLAN. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") with respect to each Fund's Class B and Class C shares, pursuant to which the Fund pays the Distributor for distributing each such Class of shares a fee at the annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and holders of its Class B and Class C shares.


          A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of a Fund's Class B or Class C shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Distribution Plan is subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan was last so approved by the Board at a meeting held on October 20, 1998. As to the relevant Class of shares of a Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.


          With respect to Dreyfus Premier International Growth Fund, for the fiscal year ended October 31, 1998, the Fund was charged $_______ and $_____, with respect to Class B shares and Class C shares, respectively, pursuant to the Distribution Plan. With respect to Dreyfus Premier Global Allocation Fund, for the period ____________________, 1998 (commencement of operations) through October 31, 1998, the Fund was charged $__________ and $__________ with respect to Class B and Class C shares, respectively, pursuant to the Distribution Plan. With respect to Dreyfus Premier Greater China Fund, for the period ____________________, 1998 (commencement of operations) through October 31, 1998, the Fund was charged $__________ and $__________, with respect to Class B and Class C shares, respectively, pursuant to the Distribution Plan.


          Dreyfus Premier European Equity Fund has not completed its first fiscal year.


          SHAREHOLDER SERVICES PLAN. The Company has adopted a Shareholder Services Plan with respect to each Fund, pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of the Fund's Class A, Class B and Class C shares a fee at the annual rate of .25% of the value of the average daily net assets of each such Class. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services.


          A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940
Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Shareholder Services Plan is subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was last so approved by the Board at a meeting held on October 20, 1998. As to the relevant Class of shares of a Fund, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.


          With respect to Dreyfus Premier International Growth Fund, for the fiscal year ended October 31, 1998, the Fund was charged $_______, $_______ and $_______ with respect to Class A, Class B and Class C shares, respectively, pursuant to the Shareholder Services Plan. With respect to Dreyfus Premier Global Allocation Fund, for the period ____________________, 1998 (commencement of operations) through October 31, 1998, the Fund was charged $__________, $__________ and $__________ with respect to Class A, Class B and Class C shares, respectively, pursuant to the Shareholder Services Plan. With respect to Dreyfus Premier Greater China Fund, for the period ____________________, 1998 (commencement of operations) through October 31, 1998, the Fund was charged $__________, $__________ and $__________ with respect to Class A, Class B and
Class C shares, respectively, pursuant to the Shareholder Services Plan.


          Dreyfus Premier European Equity Fund has not completed its first fiscal year.



                              HOW TO REDEEM SHARES

          CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed
(i) the current net asset value of Class B shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares above the dollar amount of all your payments for the purchase of Class B shares held by you at the time of redemption.

          If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

          In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years for the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.


          The following table sets forth the rates of the CDSC for Class B shares:

                                                        CDSC as a % of
Year Since Purchase                                     Amount Invested
Payment Was Made                                        or Redemption Proceeds
----------------------                                 ------------------------

First..........................................                4.00
Second.........................................                4.00
Third..........................................                3.00
Fourth.........................................                3.00
Fifth..........................................                2.00
Sixth..........................................                1.00


          In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

          For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

          CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge -- Class B Shares" above.


          WAIVER OF CDSC. The CDSC applicable to Class B and Class C shares may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to
Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Fund's Prospectus or this Statement of Additional Information at the time of the purchase of such shares.


          To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

          REDEMPTION THROUGH A SELECTED DEALER. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

          In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

          REINVESTMENT PRIVILEGE. Upon written request, you may reinvest up to the number of Class A or Class B shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class A or Class B shares reinvested. The Reinvestment Privilege may be exercised only once.

          WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account you have specified on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by you. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

         If you have access to telegraphic equipment you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                                       Transfer Agent's
                  Transmittal Code                     Answer Back Sign

                      144295                           144295 TSSG PREP

          If you do not have direct access to telegraphic equipment you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and you should also inform the operator of the Transfer Agent's answer back sign.

          To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


          DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TELETRANSFER Privilege for transfer to their bank account not more than $250,000 within any 30-day period. Redemption proceeds will be on deposit in the your account at an ACH member bank ordinarily two business days after receipt of the redemption request. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a wire redemption will be effected as a Dreyfus TELETRANSFER transaction through the Automated Clearing House ("ACH") system unless more prompt transmittal specifically is requested. See "How to Buy Shares--Dreyfus TELETRANSFER Privilege."


          STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.


          REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of such value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission and is a fundamental policy of the Company which may not be changed without shareholder approval. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's securities are valued. If the recipient sold such securities, brokerage charges would be incurred.


          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the relevant Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES


          FUND EXCHANGES. You may purchase, in exchange for shares of a Class of a Fund, shares of the same Class of another Fund or of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in your state of residence. Shares of the same Class of such funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


       A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

       B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

       C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

       D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

       E. Shares of funds subject to a contingent deferred sales charge ("CDSC") that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.


          To accomplish an exchange under item D above, your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of fund shares and your account number.

          You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by the Manager. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Auto-Exchange Privilege, Dividend Sweep and the Automatic Withdrawal Plan.


          To request an exchange, your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuses this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

          To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

          Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

         To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for shares of the fund into which the exchange is being made.


          DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds or certain funds in the Dreyfus Family of Funds. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Dreyfus Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

          Fund Exchanges and Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

          Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611. The Company reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


          DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus-AUTOMATIC Asset Builder permits you to purchases Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.


          DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.

          DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer, not the Distributor, the Manager, the Company, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan.

          DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds or certain funds in the Dreyfus Family of Funds of which you are a shareholder. Shares of the same Class of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:


               (a) Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

               (b) Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

               (c) Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

               (d) Dividends and distributions paid by a fund may be invested in the shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.


          Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Banks may charge a fee for this service.


          AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Company or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.


          Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.


          No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholders account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Withdrawals of Class A shares subject to a CDSC and Class C shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

          LETTER OF INTENT--CLASS A SHARES. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

          The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares of the Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.


          CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. The Company makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, Rollover IRAs and Education IRAs) and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs (except SEP-IRAs), please call 1-800-554-4611; or for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.


         If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

          The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

          SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

          The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $1,000 with no minimum for subsequent purchases. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases.

          You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and you should consult a tax adviser.


                        DETERMINATION OF NET ASSET VALUE

          VALUATION OF PORTFOLIO SECURITIES. Portfolio securities, including covered call options written by a Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York, or at such other quoted market exchange rate as may be determined to be appropriate by the Manager (or, if applicable, the Fund's sub-investment adviser). Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of prices of a majority of each Fund's portfolio securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Distribution Plan and Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the relevant Class's shares. Because of the difference in operating expenses incurred by each Class, the per share net asset value of each Class will differ.

          Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board, are valued at fair value as determined in good faith by the Board members. The Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

          NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


          Management believes that each of Dreyfus Premier International Growth Fund, Dreyfus Premier Greater China Fund and Dreyfus Premier Global Allocation Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended October 31, 1998. It is expected that Dreyfus Premier European Equity Fund will qualify as a regulated investment company under the Code. Each Fund intends to continue to so qualify as long as such qualification is in the best interests of its shareholders. As a regulated investment company, each Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders, and meet certain asset diversification and other requirements. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


          Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return on investment in an economic sense, although taxable as stated in the Fund's Prospectus. In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

          A Fund may qualify for and may make an election permitted under
Section 853 of the Code so that shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under
Section 853 of the Code, provided that more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations, and the Fund satisfies the applicable distribution provisions of the Code. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments, and certain financial futures or forward contracts and options) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

          Under Section 1256 of the Code, any gain or loss realized by a Fund from certain financial futures or forward contracts and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contract or option remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.


          Offsetting positions held by a Fund involving certain futures or forward contracts or options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short-or long-term capital gain from certain straddle transactions may be recharacterized as ordinary income.


          If a Fund were treated as entering into straddles by reason of its engaging in certain financial futures or forward contracts or options transactions, such straddles could be characterized as "mixed straddles" if the futures or forward contracts or options transactions comprising such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be treated as short-term capital gain or ordinary income.

          The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified as hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

          If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code and, with respect to PFIC securities that are marked-to-market, under Section 1296 of the Code.


          Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                             PORTFOLIO TRANSACTIONS


          The Manager supervises the placement of orders on behalf of each Fund for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (or, if applicable, the Fund's sub-investment adviser) and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement the Manager's (and, if applicable, the Fund's sub-investment adviser's) research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by the Manager (and, if applicable, the Fund's sub-investment adviser). Such information may be useful to the Manager in serving both the Funds and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and, if applicable, the Fund's sub-investment adviser) in carrying out its obligations to the Funds.

          Sales by a broker of shares of a Fund or other funds advised by the Manager or its affiliates may be taken into consideration, and brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades, in certain cases, may result from two or more funds advised or administered by the Manager being engaged simultaneously in the purchase or sale of the same security. Certain of a Fund's transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to the Funds for transactions in securities of domestic issuers. Foreign exchange transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or markdown and/or commission. When transactions are executed in the over-the-counter market, a Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.


          Portfolio turnover may vary from year to year as well as within the year. Dreyfus Premier International Growth Fund's portfolio turnover rate for the fiscal years ended October 31, 1996 and 1997 was 176.17% and 161.62%, respectively. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.


          For the fiscal years ended October 31, 1996, 1997 and 1998, Dreyfus Premier International Growth Fund paid total brokerage commissions of $1,399,545, $1,180,114 and $_________, respectively, none of which was paid to the Distributor. The above figures for brokerage commissions do not include gross spreads and concessions on principal transactions, which, where determinable, amounted to $302,022, $196,734 and $__________, respectively, none of which was paid to the Distributor. For the period ____________________, 1998 (commencement of operations) through October 31, 1998, Dreyfus Premier Global Allocation Fund paid total brokerage commissions of $__________, none of which was paid to the Distributor. For the period ____________________, 1998 (commencement of operations) through October 31, 1998, Dreyfus Premier Greater China Fund paid total brokerage commissions of $__________, none of which was paid to the Distributor. The above figures for brokerage commissions do not include gross spreads and concessions on principal transactions, which, where determinable, amounted to $__________ and $__________ with respect to Dreyfus Premier Global Allocation Fund and Dreyfus Premier Greater China Fund, respectively, none of which was paid to the Distributor.


          Dreyfus Premier European Equity Fund has not completed its first fiscal year.


                             PERFORMANCE INFORMATION

          Dreyfus Premier European Equity Fund has not completed its first fiscal year and, therefore, no performance data have been provided for such Fund.


          With respect to Dreyfus Premier International Growth Fund, the average annual total return for Class A for the 1, 5 and ___ year periods ended October 31, 1998 was ____%, ____% and ____%, respectively. The average annual total return for Class B for the 1, 5 and ____ year periods ended October 31, 1998 was ____% and ____%, respectively. The average annual total return for Class C for the 1 and ______ year periods ended October 31, 1998 was _____% and _____%, respectively. The average annual total return for Class R for the 1 and ____ year periods ended October 31, 1998 was _____% and _____%, respectively. Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value (maximum offering price in the case of Class A) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class' average annual total return figures calculated in accordance with such formula assume that in the case of Class A the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.

          Total return is calculated by subtracting the amount of the Fund's net asset value (maximum offering price in the case of Class A) per share at the beginning of a stated period from the net asset value (maximum offering price in the case of Class A) per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable CDSC), and dividing the result by the net asset value (maximum offering price in the case of Class A) per share at the beginning of the period. Total return also may be calculated based on the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A shares or any applicable CDSC with respect to Class B or Class C shares, which, if reflected, would reduce the performance quoted. With respect to Dreyfus Premier International Growth Fund, the total return for Class A for the period January 31, 1992 (commencement of operations) through October 31, 1998, based on maximum offering price per share, was _____%. Based on net asset value per share, the total return for Class A was _____% for this period. The total return for Class B of such Fund for the period January 15, 1993 (commencement of initial offering of Class B shares) through October 31, 1998, without giving effect to the maximum applicable CDSC per share, was _____%. The total return for Class B, after giving effect to the maximum applicable CDSC, was _____% for this period. The total return for Class C of such Fund for the period September 5, 1995 (commencement of initial offering of Class C shares) through October 31, 1998 was _____%. The total return for Class R of such Fund for the period September 5, 1995 (commencement of initial offering Class R shares) through October 31, 1998 was _____%. With respect to Dreyfus Premier Global Allocation Fund, the total return for Class A, Class B, Class C and Class R shares for the period ________, 1998 (commencement of operations) through October 31, 1998, based on maximum offering price per share for Class A and without giving effect to the maximum applicable CDSC per share for Class B, was ____%, ___%, ___% and ___%, respectively. Based on net asset value per share, the total return for Class A was ___% for this period. The total return for Class B, after giving effect to the maximum applicable CDSC, was ___% for this period. With respect to Dreyfus Premier Greater China Fund, the total return for Class A, Class B, Class C and Class R shares for the period ________, 1998 (commencement of operations) through October 31, 1998, based on maximum offering price per share for Class A and without giving effect to the maximum applicable CDSC per share for Class B, was ____%, ___%, ___% and ___%, respectively. Based on net asset value per share, the total return for Class A was ___% for this period. The total return for Class B, after giving effect to the maximum applicable CDSC, was ___% for this period.


          Comparative performance may be used from time to time in advertising a Fund's shares, including data from Hang Seng Index, Hong Kong All Ordinaries Index, China Affiliated Corporate Index, Taiwan Weighted Index, Shanghai and Shenzhen B Share Indices, Morgan Stanley Capital International (MSCI) Europe Index, MSCI Pacific Index, MSCI World Index, MSCI Emerging Markets Index, Lipper Analytical Services, Inc., Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Money Magazine, Morningstar ratings and related analyses supporting the ratings and other industry publications. From time to time, a Fund may compare its performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market accounts. In addition, advertising for a Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for a Fund may refer to or discuss then-current or past economic or financial conditions, developments and/or events. A Fund's advertising materials also may refer to the integration of the world's securities markets, discuss the investment opportunities available worldwide and mention the increasing importance of an investment strategy including foreign investments. From time to time, advertising material for a Fund may include biographical information relating to its portfolio manager and may refer to, or include commentary by, the portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.

                   INFORMATION ABOUT THE COMPANY AND THE FUNDS

          Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have no preemptive or subscription rights and are freely transferable.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholders of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

          To date, the Board has authorized the creation of four series of shares. All consideration received by the Company for shares of one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of the other series. The Company has the ability to create, from time to time, new series without shareholder approval.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

          Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Company's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Company, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar year (for calendar year 1998, beginning on January 15th) or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Company may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Company's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Company will take no other action with respect to the Fund shares until it receives further instructions from the investor. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Company's policy on excessive trading applies to investors who invest in a Fund directly or through financial intermediaries, but does not apply to the Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

         During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

          Each Fund will send annual and semi-annual financial statements to all its shareholders.

                        COUNSEL AND INDEPENDENT AUDITORS

          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to each Fund's Prospectus.


          Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Company.

                                    APPENDIX

          Description of certain ratings assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff"):

S&P

BOND RATINGS

                                       AAA

          Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

          Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

          Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       BBB

          Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

          Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

                                        B

          Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.


                                       CCC

          Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

          S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATING

          The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's

BOND RATINGS

                                       Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

          Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

          Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

          Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATING

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

BOND RATINGS

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

          Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

          Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

          Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

          Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.


                                       CCC

          Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

          Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

          EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

          VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff

BOND RATINGS

                                       AAA

          Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

          Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

          Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

          Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

                                       BB

          Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                                        B

          Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                       CCC

          Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

          Plus (+) and minus (-) signs are used with a rating symbol (except
AAA) to indicate the relative position of a credit within the rating category.

COMMERCIAL PAPER RATING

          The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

                    DREYFUS PREMIER INTERNATIONAL FUNDS, INC.

                            PART C. OTHER INFORMATION
                            -------------------------


Item 23.       Exhibits
-------        ----------

  (a) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on December 28, 1994.

  (b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on December 28, 1994.

  (d) Management Agreement, as amended, and Sub-Investment Advisory Agreements are incorporated by reference to Exhibit (4)(a) and 4(c) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on October 7, 1998 and Exhibit 5(b) of Post-Effective Amendment No. 17 filed on May 5, 1998.

  (e) Distribution Agreement, as revised, is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on October 7, 1998. Forms of Shareholder Services Agreement and Distribution Plan Agreement are incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on December 28, 1994.

  (g) Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on December 28, 1994.

  (h) Shareholder Services Plan, as revised, is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on October 7, 1998.

  (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on December 28, 1994.

  (j)          Consent of Independent Auditors.*

  (m) Rule 12b-1 Plan, as revised, is incorporated by reference to Exhibit (13) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on October 7, 1998.

  (n)          Financial Data Schedule is incorporated by reference to Exhibit
               (17) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 26, 1997.

  (o)          Rule 18f-3 Plan, as revised, is incorporated by reference to
               Exhibit 15 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on October 7, 1998.

------------
*  To be filed by amendment.


               Other Exhibits
               --------------

                 (a) Power of Attorney of the Chairman of the Board is incorporated by reference to Other Exhibits (a) of Post-Effective Amendment
                          No. 8 to the Registration Statement on Form N-1A, filed on February 29, 1996.

                 (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 11 to the
                          Registration Statement on Form N-1A, filed on February 26, 1997.

Item 24.       Persons Controlled by or under Common Control with Registrant.
-------        --------------------------------------------------------------

               Not Applicable

Item 25.       Indemnification
-------        ---------------

               The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on May 5, 1998.

               Reference is also made to the Distribution Agreement attached as Exhibit (5)(a) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on October 7, 1998.

               The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

               Officers and Directors of Investment Adviser
               --------------------------------------------

Name and Position
with Dreyfus              Other Businesses
-----------------         ----------------

W. KEITH SMITH           Senior Vice Chairman:
Chairman of the             Mellon Bank, N.A.*;
Board                    President and Director:
                            The Bridgewater Land Co., Inc.**;
                            Mellon Preferred Capital Corporation**;
                            TBC Securities Co., Inc.**;
                            Wellington-Medford II Properties, Inc.**;
                         Chairman, President and Chief Executive Officer:
                            Shearson Summit Euromanagement, Inc.*;
                            Shearson Summit EuroPartners, Inc.*;
                            Shearson Summit Management, Inc.*;
                            Shearson Summit Partners, Inc.*;
                            Shearson Venture Capital, Inc.*;
                         Chairman and Chief Executive Officer:
                            The Boston Company, Inc.**;
                            Boston Safe Deposit and Trust Company**;
                            Boston Group Holdings, Inc.**;
                         Director:
                            Dentsply International, Inc.
                            570 West College Avenue
                            York, Pennsylvania 17405;
                            The Boston Company Asset Management, Inc.**;
                            Mellon Europe Limited
                            London, England;
                            Mellon Global Investing Corp.*;
                            Mellon Accounting Services, Inc.*;
                            MGIC-UK Ltd.;
                            Mellon Capital Management Corporation***;
                         Chairman:
                            Mellon Financial Company*;
                            Buck Consultants, Inc.
                            1 Pennsylvania Plaza, 29th Floor
                            New York, New York 10019;
                         Director and Vice Chairman:
                            Mellon Financial Services Corporation*;
                            Mellon Bank Corporation*;
                         Trustee:
                            Laurel Capital Advisors, LLP*;
                            Mellon Equity Associates, LLP*;
                            Mellon Bond Associates, LLP*;
                         Past Director:
                            Access Capital Strategies Corp.
                            124 Mount Auburn Street
                            Suite 200 North
                            Cambridge, MA 02138
                         Past Trustee:
                            Franklin Portfolio Associates Trust
                            2 International Place, 22nd Floor
                            Boston, MA 02110

MANDELL L. BERMAN        Real estate consultant and private investor:
Director                    29100 Northwestern Highway, Suite 370
                            Southfield, Michigan 48034

BURTON C. BORGELT        Director:
Director                    Dentsply International, Inc.
                            570 West College Avenue
                            York, Pennsylvania 17405;
                            DeVlieg-Bullard, Inc.
                            1 Gorham Island
                            Westport, Connecticut 06880;
                            Mellon Bank Corporation*;
                            Mellon Bank, N.A.*

FRANK V. CAHOUET         Chairman of the Board, President and
Director                 Chief Executive Officer:
                            Mellon Bank Corporation*;
                         Director:
                            Avery Dennison Corporation
                            150 North Orange Grove Boulevard
                            Pasadena, California 91103;
                            Saint-Gobain Corporation
                            750 East Swedesford Road
                            Valley Forge, Pennsylvania 19482;
                            Alleghany Teledyne, Inc.
                            1901 Avenue of the Stars
                            Los Angeles, California 90067;
                         Past Chairman, President and Chief Executive Officer:
                            Mellon Bank, N.A.*

STEPHEN E. CANTER        Chairman and President:
Vice Chairman,              Dreyfus Investment Advisors, Inc.****;
Chief Investment         Director:
Officer, and a              The Dreyfus Trust Company+;
Director                 Acting Chief Executive Officer:
                            Founders Asset Management, Inc.
                            2930 E. 3rd Avenue
                            Denver, CO 80206

CHRISTOPHER M. CONDRON   President and Chief Operating Officer:
President, Chief            Mellon Bank, N.A.*;
Executive Officer,       President and Director:
Chief Operating             Boston Safe Advisors, Inc.**;
Officer and a            Vice-Chairman and Director:
Director                    Mellon Bank Corporation*;
                            The Boston Company, Inc.**;
                         Director:
                            Certus Asset Advisors Corporation++;
                            Mellon Capital Management Corporation***;
                            Boston Safe Deposit and Trust Company**;
                         Past President and Director:
                            The Boston Company Financial Services, Inc.**;
                            Boston Safe Deposit and Trust Company**;
                         Past President:
                            The Boston Company Financial Strategies, Inc.**;
                         Acting Chief Executive Officer:
                            Founders Asset Management, Inc.
                            Denver, CO
                         Past Director:
                            Mellon Preferred Capital Corporation**;
                            Access Capital Strategies Corp.
                            124 Mount Auburn Street
                            Suite 200 North
                            Cambridge, MA 02138;
                         Past Chairman, President, and Chief Executive Officer:
                            The Boston Company Asset Management, Inc.**;
                         Past Partner Representative:
                            Pareto Partners
                            271 Regent Street
                            London, England W1R 8PP;
                         Past Trustee:
                            Franklin Portfolio Associates Trust
                            2 International Place, 22nd Floor
                            Boston, MA. 02710;
                            Mellon Bond Associates, LLP*;
                            Mellon Equity Associates, LLP*;

LAWRENCE S. KASH         Executive Vice President:
Vice Chairman-              Mellon Bank, N.A.*;
Distribution and a       Chairman, President and Director:
Director                    The Dreyfus Consumer Credit Corporation****;
                            Trustee, President and Chief Executive Officer:
                            Laurel Capital Advisors, LLP*;
                         Director:
                            Dreyfus Investment Advisors, Inc.****;
                            Seven Six Seven Agency, Inc.****;
                         President and Director:
                            Dreyfus Service Corporation+;
                            Dreyfus Precious Metals, Inc.+;
                            Dreyfus Service Organization, Inc.****;
                            The Boston Company, Inc.**;
                            Boston Group Holdings, Inc.**;
                         Chairman and Chief Executive Officer:
                            Dreyfus Brokerage Services, Inc.
                            401 North Maple Avenue
                            Beverly Hills, CA 90210;
                         Chairman, President and Chief Executive Officer:
                            The Dreyfus Trust Company+;
                            The Boston Company Advisors, Inc.
                            Wilmington, DE.

J. DAVID OFFICER         Director:
Vice Chairman               Dreyfus Financial Services Corporation*****;
and a Director              Dreyfus Investment Services Corporation*****;
                            Mellon Trust of Florida
                            2875 Northeast 191st Street
                            North Miami Beach, Florida
                            33180; Mellon Preferred
                            Capital Corporation**;
                            Boston Group Holdings, Inc.**;
                            Mellon Trust of New York
                            1301 Avenue of the Americas - 41st Floor
                            New York, New York 10019;
                            Mellon Trust of California
                            400 South Hope Street
                            Los Angeles, California 90071-2806;
                            Dreyfus Insurance Agency of Massachusetts, Inc.
                            53 State Street
                            Boston, Massachusetts 02109;
                         Executive Vice President:
                            Dreyfus Service Corporation****;
                            Mellon Bank, N.A.*;
                            Vice Chairman and Director:
                            The Boston Company, Inc.**;
                         President and Director:
                            RECO, Inc.**;
                            The Boston Company Financial Services, Inc.**;
                            Boston Safe Deposit and Trust Company**;

RICHARD F. SYRON         Chairman of the Board and Chief Executive Officer:
Director                    American Stock Exchange
                            86 Trinity Place
                            New York, New York 10006;
                         Director:
                            John Hancock Mutual Life Insurance Company
                            John Hancock Place, Box 111
                            Boston, Massachusetts 02117;
                            Thermo Electron Corporation
                            81 Wyman Street, Box 9046
                            Waltham, Massachusetts 02254-9046;
                            American Business Conference
                            1730 K Street, NW, Suite 120
                            Washington, D.C. 20006;
                         Trustee:
                            Boston College - Board of Trustees
                            140 Commonwealth Ave.
                            Chestnut Hill, Massachusetts 02167-3934

RONALD P. O'HANLEY III   Director:
Vice Chairman               The Boston Company Asset Management, LLC**;
                            TBCAM Holding, Inc.**;
                            Franklin Portfolio Holdings, Inc.
                            Two International Place - 22nd Floor
                            Boston, Massachusetts 02110;
                            Mellon Capital Management Corporation***;
                            Certus Asset Advisors Corporation++;
                            Mellon-France Corporation***;
                         Chairman and Director:
                            Boston Safe Advisors, Inc.**;
                         Partner Representative:
                            Pareto Partners
                            271 Regent Street
                            London, England W1R 8PP;
                         Chairman and Trustee:
                            Mellon Bond Associates, LLP*;
                            Mellon Equity Associates, LLP*;
                         Trustee:
                            Laurel Capital Advisors, LLP*;
                         Chairman, President and Chief Executive Officer:
                            Mellon Global Investing Corp.*;
                         Partner:
                            McKinsey & Company, Inc.
                            Boston, Massachusetts

WILLIAM T. SANDALLS, JR. Chairman and Director:
Executive Vice President    Dreyfus Transfer, Inc.
                            One American Express Plaza
                            Providence, Rhode Island 02903;
                         President and Director:
                            Dreyfus-Lincoln, Inc.
                            4500 New Linden Hill Rd.
                            Wilmington, DE 19808;
                         Executive Vice President and Chief Financial Officer:
                            Dreyfus Service Corporation****;
                         Executive Vice President, Treasurer and Director:
                            Dreyfus Service Organization, Inc.****;
                         Director and Treasurer:
                            Dreyfus Investment Advisors, Inc.****;
                            Seven Six Seven Agency, Inc.****;
                            Dreyfus Precious Metals, Inc.+;
                         Director, Vice President and Treasurer:
                            The Dreyfus Consumer Credit Corporation****;
                            The TruePenny Corporation****
                         Director, Treasurer and Chief Financial Officer:
                            The Dreyfus Trust Company+;
                         Past Director and President:
                            Lion Management, Inc.****;
                            Dreyfus Partnership Management, Inc.****;
                         Past Director and Executive Vice President:
                            Dreyfus Service Organization, Inc.****;
                         Past Director and Treasurer:
                            Dreyfus Personal Management, Inc.****

MARK N. JACOBS           Director:
Vice President,             Dreyfus Service Organization, Inc.****;
General Counsel             The Dreyfus Trust Company+;
 and Secretary              Dreyfus Investment Advisors, Inc.****;
                         Director and President:
                            The TruePenny Corporation****;
                         Past Director, Vice President and Secretary:
                            Lion Management, Inc.****
                         Past Secretary:
                            The TruePenny Corporation****;
                            Dreyfus Investment Advisers****

PATRICE M. KOZLOWSKI     None
Vice President-
Corporate Communications

MARY BETH LEIBIG         None
Vice President-
Human Resources

ANDREW S. WASSER         Vice President:
Vice President-             Mellon Bank Corporation*
Information Services

THEODORE A. SCHACHAR     Vice President:
Vice President              Dreyfus Service Corporation****;
                            Dreyfus Investment Advisers, Inc.****;
                            Dreyfus Precious Metals, Inc.+;
                            Dreyfus Service Organization, Inc.****

WENDY STRUTT             None
Vice President

RICHARD TERRES           None
Vice President

WILLIAM H. MARESCA       Director:
Controller                  The Dreyfus Trust Company+;
                         Chief Financial Officer:
                            Dreyfus Transfer, Inc.
                            One American Express Plaza
                            Providence, Rhode Island 02903;
                         Assistant Treasurer:
                            Dreyfus Service Organization, Inc.****

JAMES BITETTO            Secretary:
Assistant Secretary         The TruePenny Corporation****;
                         Assistant Secretary:
                            Dreyfus Service Corporation****;
                            Dreyfus Investment Advisers, Inc.****;
                            Dreyfus Service Organization, Inc.****

STEVEN F. NEWMAN         Vice President, Secretary and Director:
Assistant Secretary         Dreyfus Transfer, Inc.
                            One American Express Plaza
                            Providence, Rhode Island 02903;
                         Secretary:
                            Dreyfus Service Organization, Inc.****

--------------------------------------
* The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
** The address of the business so indicated is One Mellon Bank Place, Boston, Massachusetts, 02108.
*** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco CA 94105.
**** The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
***** The address of the business so indicated is Union Trust Building,
      501 Grant Street, Pittsburgh, PA 15259.
+ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York, 11556-0144.
++ The address of the business so indicated is One Bush Street, Suite 450, San Francisco, CA. 94104.

 Item 27.         Principal Underwriters
--------          ----------------------

         (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

         1)        Comstock Partners Funds, Inc.
         2)        Dreyfus A Bonds Plus, Inc.
         3)        Dreyfus Appreciation Fund, Inc.
         4)        Dreyfus Asset Allocation Fund, Inc.
         5)        Dreyfus Balanced Fund, Inc.
         6)        Dreyfus BASIC GNMA Fund
         7)        Dreyfus BASIC Money Market Fund, Inc.
         8)        Dreyfus BASIC Municipal Fund, Inc.
         9)        Dreyfus BASIC U.S. Government Money Market Fund
        10)        Dreyfus California Intermediate Municipal Bond Fund
        11)        Dreyfus California Tax Exempt Bond Fund, Inc.
        12)        Dreyfus California Tax Exempt Money Market Fund
        13)        Dreyfus Cash Management
        14)        Dreyfus Cash Management Plus, Inc.
        15)        Dreyfus Connecticut Intermediate Municipal Bond Fund
        16)        Dreyfus Connecticut Municipal Money Market Fund, Inc.
        17)        Dreyfus Florida Intermediate Municipal Bond Fund
        18)        Dreyfus Florida Municipal Money Market Fund
        19)        The Dreyfus Fund Incorporated
        20)        Dreyfus Global Bond Fund, Inc.
        21)        Dreyfus Global Growth Fund
        22)        Dreyfus GNMA Fund, Inc.
        23)        Dreyfus Government Cash Management Funds
        24)        Dreyfus Growth and Income Fund, Inc.
        25)        Dreyfus Growth and Value Funds, Inc.
        26)        Dreyfus Growth Opportunity Fund, Inc.
        27)        Dreyfus Debt and Equity Funds
        28)        Dreyfus Index Funds, Inc.
        29)        Dreyfus Institutional Money Market Fund
        30)        Dreyfus Institutional Preferred Money Market Fund
        31)        Dreyfus Institutional Short Term Treasury Fund
        32)        Dreyfus Insured Municipal Bond Fund, Inc.
        33)        Dreyfus Intermediate Municipal Bond Fund, Inc.
        34)        Dreyfus International Funds, Inc.
        35)        Dreyfus Investment Grade Bond Funds, Inc.
        36)        Dreyfus Investment Portfolios
        37)        The Dreyfus/Laurel Funds, Inc.
        38)        The Dreyfus/Laurel Funds Trust
        39)        The Dreyfus/Laurel Tax-Free Municipal Funds
        40)        Dreyfus LifeTime Portfolios, Inc.
        41)        Dreyfus Liquid Assets, Inc.
        42)        Dreyfus Massachusetts Intermediate Municipal Bond Fund
        43)        Dreyfus Massachusetts Municipal Money Market Fund
        44)        Dreyfus Massachusetts Tax Exempt Bond Fund
        45)        Dreyfus MidCap Index Fund
        46)        Dreyfus Money Market Instruments, Inc.
        47)        Dreyfus Municipal Bond Fund, Inc.
        48)        Dreyfus Municipal Cash Management Plus
        49)        Dreyfus Municipal Money Market Fund, Inc.
        50)        Dreyfus New Jersey Intermediate Municipal Bond Fund
        51)        Dreyfus New Jersey Municipal Bond Fund, Inc.
        52)        Dreyfus New Jersey Municipal Money Market Fund, Inc.
        53)        Dreyfus New Leaders Fund, Inc.
        54)        Dreyfus New York Insured Tax Exempt Bond Fund
        55)        Dreyfus New York Municipal Cash Management
        56)        Dreyfus New York Tax Exempt Bond Fund, Inc.
        57)        Dreyfus New York Tax Exempt Intermediate Bond Fund
        58)        Dreyfus New York Tax Exempt Money Market Fund
        59)        Dreyfus U.S. Treasury Intermediate Term Fund
        60)        Dreyfus U.S. Treasury Long Term Fund
        61)        Dreyfus 100% U.S. Treasury Money Market Fund
        62)        Dreyfus U.S. Treasury Short Term Fund
        63)        Dreyfus Pennsylvania Intermediate Municipal Bond Fund
        64)        Dreyfus Pennsylvania Municipal Money Market Fund
        65)        Dreyfus Premier California Municipal Bond Fund
        66)        Dreyfus Premier Equity Funds, Inc.
        67)        Dreyfus Premier International Funds, Inc.
        68)        Dreyfus Premier GNMA Fund
        69)        Dreyfus Premier Worldwide Growth Fund, Inc.
        70)        Dreyfus Premier Insured Municipal Bond Fund
        71)        Dreyfus Premier Municipal Bond Fund
        72)        Dreyfus Premier New York Municipal Bond Fund
        73)        Dreyfus Premier State Municipal Bond Fund
        74)        Dreyfus Premier Value Fund
        75)        Dreyfus Short-Intermediate Government Fund
        76)        Dreyfus Short-Intermediate Municipal Bond Fund
        77)        The Dreyfus Socially Responsible Growth Fund, Inc.
        78)        Dreyfus Stock Index Fund, Inc.
        79)        Dreyfus Tax Exempt Cash Management
        80)        The Dreyfus Third Century Fund, Inc.
        81)        Dreyfus Treasury Cash Management
        82)        Dreyfus Treasury Prime Cash Management
        83)        Dreyfus Variable Investment Fund
        84)        Dreyfus Worldwide Dollar Money Market Fund, Inc.
        85)        General California Municipal Bond Fund, Inc.
        86)        General California Municipal Money Market Fund
        87)        General Government Securities Money Market Fund, Inc.
        88)        General Money Market Fund, Inc.
        89)        General Municipal Bond Fund, Inc.
        90)        General Municipal Money Market Funds, Inc.
        91)        General New York Municipal Bond Fund, Inc.
        92)        General New York Municipal Money Market Fund

 (b)
                                                                  Positions and
Name and principal        Positions and offices with              offices with
business address          the Distributor                         Registrant
------------------       ---------------------------              -------------

Marie E. Connolly+       Director, President, Chief              President and
                         Executive Officer and Compliance        Treasurer
                         Officer

Joseph F. Tower, III+    Director, Senior Vice President,        Vice President
                         Treasurer and Chief Financial           and Assistant
                         Officer                                 Treasurer

Mary A. Nelson+          Vice President                          Vice President
                                                                 and Assistant
                                                                 Treasurer

Paul Prescott+           Vice President                          None

Jean M. O'Leary+         Assistant Secretary and                 None
                         Assistant Clerk

John W. Gomez+           Director                                None

William J. Nutt+         Director                                None


--------------------------------
 +   Principal business address is 60 State Street, Boston, Massachusetts 02109.
++   Principal business address is 200 Park Avenue, New York, New York 10166.

 Item 28.          Location of Accounts and Records
-------            --------------------------------

                     1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                           P.O. Box 9671
                           Providence, Rhode Island 02940-9671

                     2.    Mellon Bank, N.A.
                           One Mellon Bank Center
                           Pittsburgh, Pennsylvania 15258

                     3.    Dreyfus Transfer, Inc.
                           P.O. Box 9671
                           Providence, Rhode Island 02940-9671

                     4.    The Dreyfus Corporation
                           200 Park Avenue
                           New York, New York 10166

Item 29.             Management Services
-------              -------------------

                     Not Applicable

Item 30.             Undertakings
-------              ------------

                     None
                                   SIGNATURES
                                   ----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of December, 1998

       DREYFUS PREMIER INTERNATIONAL FUNDS, INC.
       (Registrant)


       BY:  /s/Marie E. Connolly*
               MARIE E. CONNOLLY, PRESIDENT

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signatures                        Title                      Date
--------------------------     ------------------------------   ----------

/s/ Marie E. Connolly*         President and Treasurer             12/30/98
-------------------------     (Principal Executive Officer)
Marie E. Connolly

/s/ Joseph F. Tower, III*      Assistant Treasurer (Principal      12/30/98
--------------------------     Financial and Accounting Officer)
Joseph F. Tower, III

/s/ Joseph S. DiMartino*       Chairman of the Board               12/30/98
--------------------------
Joseph S. DiMartino

/s/ Gordon J. Davis*           Director                            12/30/98
--------------------------
Gordon J. Davis

/s/ David P. Feldman*          Director                            12/30/98
--------------------------
David P. Feldman

/s/ Lynn Martin*               Director                            12/30/98
--------------------------
Lynn Martin

/s/ Daniel Rose*               Director                            12/30/98
--------------------------
Daniel Rose

/s/ Philip L. Toia*            Director                            12/30/98
--------------------------
Philip L. Toia

/s/ Sander Vanocur*            Director                            12/30/98
--------------------------
Sander Vanocur

/s/ Anne Wexler*               Director                            12/30/98
--------------------------
Anne Wexler

/s/ Rex Wilder*                Director                            12/30/98
--------------------------
Rex Wilder


*BY: /s/ Michael S. Petrucelli
     ---------------------
     Michael S. Petrucelli
     Attorney-in-Fact